Registration No. 33-15974

811-5242

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

TLIC VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THRIVENT LIFE INSURANCE COMPANY

(Name of Depositor)

625 Fourth Avenue South,

Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (920) 628-2347

Cynthia K. Mueller

Thrivent Life Insurance Company

4321 North Ballard Road

Appleton, WI 54919

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

Flexible Premium Deferred

Variable Annuity

(issued by Thrivent Life Insurance Company, formerly LBVIP

between 2/18/1988 and 4/30/2003)

Prospectuses

April 30, 2011

TLIC Variable Annuity Account A

Thrivent Series Fund, Inc.

Thrivent.com

TLIC VARIABLE ANNUITY ACCOUNT A

PROSPECTUS FOR FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY THRIVENT LIFE INSURANCE COMPANY

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Prospectus describes an individual flexible premium deferred variable annuity Contract (the “Contract”) which was issued by Thrivent Life Insurance Company (“Thrivent Life,” “we,” “us” or “our”). We are a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), a fraternal benefit society organized under Wisconsin law. Even though we no longer issue new Contracts, the Contract Owner (“you”) may continue to allocate net premiums among investment alternatives with different investment objectives.

We allocate net premiums based on your designation to one or more Subaccounts of TLIC Variable Annuity Account A (the “Variable Account”), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc., (the “Fund”) which is an open-end management investment company (commonly known as a “mutual fund”). The accompanying prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Partner Technology Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Partner Healthcare Portfolio

(subadvised by Sectoral Asset Management Inc.)

Thrivent Partner Natural Resources Portfolio

Thrivent Partner Emerging Markets Portfolio

(subadvised by Aberdeen Asset Management Investment Services Limited)

Thrivent Real Estate Securities Portfolio

Thrivent Partner Utilities Portfolio

Thrivent Partner Small Cap Growth Portfolio

(subadvised by Turner Investment Partners, Inc.)

Thrivent Partner Small Cap Value Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

(subadvised by Aberdeen Asset Management Investment Services Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.)

Thrivent Partner International Stock Portfolio

(subadvised by Mercator Asset Management, LP and Principal Global Investors, LLC)

Thrivent Partner Socially Responsible Stock Portfolio

(subadvised by Calvert Investment Management, Inc. and Atlanta Capital Management Company, LLC)

Thrivent Partner All Cap Growth Portfolio

(subadvised by Calamos Advisors LLC)

Thrivent Partner All Cap Value Portfolio

(subadvised by OppenheimerFunds, Inc.)

Thrivent Partner All Cap Portfolio

(subadvised by Pyramis Global Advisors, LLC)

Thrivent Large Cap Growth Portfolio II

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Partner Socially Responsible Bond Portfolio

(subadvised by Calvert Investment Management, Inc.)

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (SAI) dated April 30, 2011. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI and all other documents required to be filed. The Table of Contents for the Statement of Additional Information may be found on Page 37 of this Prospectus. Definitions of special terms used in this Prospectus follows the Table of Contents.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing and should be read and kept for future reference. It is valid only when accompanied or preceded by the current prospectus of Thrivent Series Fund, Inc.

The date of this Prospectus is April 30, 2011.

DEFINITIONS

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account on or before the Annuity Commencement Date.

Annuitant. The person named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Commencement Date. The date when Annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Commuted Value. The amount expressed as a lump sum payment which represents the present value of the future payments for the remaining guaranteed period.

Contract. The individual flexible premium variable annuity Contract offered by Thrivent Life and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue of the Contract.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue of the Contract and ending on the first Contract Anniversary.

Fixed Account. The Fixed Account is the general account of Thrivent Life, which consists of all assets of Thrivent Life other than those allocated to a separate account of Thrivent Life. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 4.0%) declared by Thrivent Life at least annually. Amounts accumulated in the Fixed Account are guaranteed by Thrivent Life.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or savings association participating in the Medallion Signature Guarantee Program provides that service.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403 408 or 408A or similar provisions of the Internal Revenue Code.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. Subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

Variable Account. TLIC Variable Annuity Account A, which is a separate account of Thrivent Life. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice provided by the Contract Owner and received in good order at our Service Center and satisfactory in form and content to Thrivent Financial.

FEE AND EXPENSE TABLEs

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6.00%[1]

Transfer Charge (after 12 free transfers per Contract Year)	0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Contract Fee		$30[2]
Annual Subaccount Expenses (as a percentage of average daily Accumulated Value or Annuity Unit Value)

	Current[3]	Maximum

Mortality & Expense Risk Charge	1.10%	1.25%

Total Subaccount Annual Expenses	1.10%	1.25%

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2010, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Portfolio Operating Expenses[4]
	Minimum	Maximum
(Expenses that are deducted from Fund assets, including management fees, and other expenses):	0.42%	3.63%

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Example

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$728	$924	$1,119	$1,976
Maximum Portfolio Expenses:	$1,029	$1,828	$2,628	$4,909
If you annuitize your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$728	$924	$1,119	$1,976
Maximum Portfolio Expenses:	$1,029	$1,828	$2,628	$4,909
If you do not surrender your Contract at end of the applicable time period with
Minimum Portfolio Expenses:	$170	$526	$907	$1,976
Maximum Portfolio Expenses:	$488	$1,467	$2,447	$4,909

For more information, see Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract’s Accumulated Value.

3 The current charge for the mortality and expense risk charge is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%. See Charges and Deductions—Mortality and Expense Risk Charge. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

4 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.40% to 1.40%. The reimbursements may be discontinued at any time.

SUMMARY

Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

Allocation of Premiums. You may allocate premiums under the Contract to one or more Subaccounts of the Variable Account and to the Fixed Account. Some of the Subaccounts may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us and will never be less than an effective rate of 4% per year.

Premiums will be allocated among the Subaccounts and the Fixed Account according to your allocation instructions at the end of the Valuation Period in which we receive the premium.

Surrenders. If a Written Notice from you requesting a surrender is received on or before the Annuity Commencement Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Commencement Date.

Transfers. On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred). We reserve the right to limit the number of transfers in any Contract Year; although, we will always allow at least 12 transfers a year. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more detail.

Exchange Program

From time to time, we may offer to exchange this variable annuity contract for the currently sold Flexible Premium Deferred Variable Annuity Contract we issue. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable.

Federal Tax Status

For a description of the Federal income tax status of annuities, see Federal Tax Status. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix A.

THRIVENT LIFE AND THE VARIABLE ACCOUNT

Thrivent Life

We were organized in 1982 as a stock life insurance company incorporated under the laws of the State of Minnesota. We are currently licensed to transact life insurance business in 42 states and the District of Columbia. We are a wholly-owned subsidiary of Thrivent Financial, which is a fraternal benefit society licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Minnesota Department of Commerce as well as by the insurance departments of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account established by our Board of Directors in 1987. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in corresponding Portfolios of the Fund. Note: The subaccounts italicized below are not available when receiving annuity payments under the Contract. The Subaccounts and corresponding Portfolios are:

Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Partner Technology Subaccount	Thrivent Partner Technology Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Natural Resources Subaccount	Thrivent Partner Natural Resources Portfolio
Thrivent Partner Emerging Markets Subaccount	Thrivent Partner Emerging Markets Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Partner Utilities Subaccount	Thrivent Partner Utilities Portfolio
Thrivent Partner Small Cap Growth Subaccount	Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount	Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount II	Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Subaccount	Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Subaccount	Thrivent Partner International Stock Portfolio
Thrivent Partner Socially Responsible Stock Subaccount	Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner All Cap Growth Subaccount	Thrivent Partner All Cap Growth Portfolio
Thrivent Partner All Cap Value Subaccount	Thrivent Partner All Cap Value Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount II	Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Equity Income Plus Subaccount	Thrivent Equity Income Plus Portfolio
Thrivent Balanced Subaccount	Thrivent Balanced Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Partner Socially Responsible Bond Subaccount	Thrivent Partner Socially Responsible Bond Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Subaccount	Thrivent Mortgage Securities Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio

INVESTMENT OPTIONS

Each of the Portfolios has an investment objective as described below:

Thrivent Aggressive Allocation Portfolio. To seek long-term capital growth.

Thrivent Moderately Aggressive Allocation Portfolio. To seek long-term capital growth.

Thrivent Moderate Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal.

Thrivent Moderately Conservative Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal.

Thrivent Partner Technology Portfolio. To seek long-term growth of capital.

Thrivent Partner Healthcare Portfolio. To seek long-term capital growth.

Thrivent Partner Natural Resources Portfolio. To seek long-term capital growth.

Thrivent Partner Emerging Markets Portfolio. To seek long-term capital growth.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income.

Thrivent Partner Utilities Portfolio. To seek capital appreciation and current income.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth.

Thrivent Partner Small Cap Value Portfolio. To seek long-term capital appreciation.

Thrivent Small Cap Stock Portfolio. To seek long- term capital growth.

Thrivent Small Cap Index Portfolio. To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.

Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital.

Thrivent Partner Mid Cap Value Portfolio. To seek long-term capital appreciation.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index*.

Thrivent Partner Worldwide Allocation Portfolio. To seek long-term capital growth.

Thrivent Partner International Stock Portfolio. To achieve long-term growth of capital.

Thrivent Partner Socially Responsible Stock Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Growth Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Value Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income.

INVESTMENT OPTIONS

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital.

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Large Cap Index Portfolio. To seek total returns that track the performance of the S&P 500* Index.

Thrivent Equity Income Plus Portfolio. To seek income plus long-term capital growth.

Thrivent Balanced Portfolio. To seek long-term total return through a balance between income and the potential for long-term capital growth.

Thrivent High Yield Portfolio. To achieve a higher level of income, while also considering growth of capital as a secondary objective.

Thrivent Diversified Income Plus Portfolio. To seek to maximize income while maintaining prospects for capital appreciation.

Thrivent Partner Socially Responsible Bond Portfolio. To seek to maximize income.

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Barclays Capital Aggregate Bond Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

* “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s 500”, “500”, “Standard & Poor’s SmallCap 600 Index”, “S&P SmallCap 600 Index”, “Standard & Poor’s MidCap 400 Index” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Contract, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

INVESTMENT OPTIONS

We cannot assure that the Portfolios of the Fund will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund’s operations are contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other Portfolios of the Fund, other insurance company separate accounts of Thrivent Financial and ours, and to retirement plans that are sponsored by Thrivent Financial. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Financial and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance Contract Owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

♦	Changes in state insurance laws.

♦	Changes in Federal income tax law.

♦	Changes in the investment management of the Fund.

♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the response of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

INVESTMENT OPTIONS

Investment Management

Thrivent Financial acts as investment adviser for the Portfolios of the Fund and is a registered investment adviser under the Investment Advisers Act of 1940. Thrivent Financial and the Fund have engaged the following investment subadvisers:

Subadviser	Portfolio Name
Goldman Sachs Asset Management, L.P.	Thrivent Partner Technology Portfolio
Sectoral Asset Management Inc.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Management Investment Services Limited	Thrivent Partner Emerging Markets Portfolio
Turner Investment Partners, Inc.	Thrivent Partner Small Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Small Cap Value Portfolio
Goldman Sachs Asset Management, L.P.	Thrivent Partner Mid Cap Value Portfolio
Aberdeen Asset Management Investment Services Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.	Thrivent Partner Worldwide Allocation Portfolio
Mercator Asset Management, LP and Principal Global Investors, LLC	Thrivent Partner International Stock Portfolio
Calvert Investment Management, Inc. and Atlanta Capital Management Company, LLC	Thrivent Partner Socially Responsible Stock Portfolio
Calamos Advisors LLC	Thrivent Partner All Cap Growth Portfolio
OppenheimerFunds, Inc.	Thrivent Partner All Cap Value Portfolio
Pyramis Global Advisors, LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
Calvert Investment Management, Inc.	Thrivent Partner Socially Responsible Bond Portfolio

The Fund pays each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

INVESTMENT OPTIONS

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other separate accounts of ours.

Fixed Account

On or before the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 4% per year.

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

RISKS

This annuity has some risks which may include the following:

♦	The investment options you choose may lose value, and the Accumulated Value of your contract can go down;

♦	In addition to taxes on gain, there may be a tax penalty if you withdraw money from the annuity prior to age 59 1/2;

♦

If you elect a Settlement Option, you will only receive periodic annuity payments as frequently as you selected. There is a risk that your annuity payments will not keep pace with your personal expenses. If you choose a life income with no guaranteed period, there is a risk that you will die prematurely and no death proceeds will be paid to your beneficiaries.

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Allocation of Premium

We will allocate the premiums among the Subaccount(s) and/or the Fixed Account according to the instructions you provided in your application for the Contract or subsequently. We reserve the right to limit the number of allocations to subaccounts.

The allocation percentages which you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay are allocated at the end of the Valuation Period in which we receive them using the allocation percentages you have specified. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the telephone transaction authorization form, by telephone. Any change will apply to all future premiums unless you request another change.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Exchange Program

From time to time, we may offer to exchange older variable annuity contracts previously issued by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the currently sold Flexible Premium Deferred Variable Annuity. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable.

Accumulated Value of Your Contract

On or before the Annuity Commencement Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts and the Fixed Account.

Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the Accumulated Value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the accumulated unit value for that Subaccount. On any day that is not a Valuation Day, the Accumulated Value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount.

We credit your Contract with Accumulation Units in a Subaccount when:

♦	You allocate premiums to that Subaccount;

♦	You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account.

We reduce the Accumulation Units in a Subaccount when:

♦	You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;

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♦	You make a surrender from that Subaccount; or

♦	We deduct all or part of the administrative charge from that Subaccount.

Accumulation Unit Value. A Subaccount’s Accumulation Unit Value is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (a) multiplied by (b) where:

(a)	Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

(b)	Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (a) by (b) and then subtracting (c) where:

(a)	Is the sum of:

(i)	The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

(ii)	The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus.

(iii)	A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.

(b)	Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.

(c)	Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total Accumulated Value in the Subaccount. The mortality and expense risk charge is currently 1.10% and guaranteed never to exceed 1.25%.

Minimum Accumulated Value

We require your Contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:

(1)	At the end of any 24-month period in which you pay no premiums, your Accumulated Value must be at least $1,000 after all Contract charges have been applied.

(2)	If you pay at least one premium every 24-months, we require only that the Accumulated Value always be sufficient to cover the Contract’s administrative charge.

If we know that your Contract will not meet these requirements on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary. If we do so because your Contract failed to meet Requirement (1) above, we will pay you the remaining Accumulated Value. If your Contract fails to meet Requirement (2) above, your Contract terminates without value.

Death Benefit Before the Annuity Commencement Date

If the Annuitant dies before the Annuity Commencement Date, the beneficiary will be entitled to receive the Contract’s death benefit.

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The amount of the death benefit will be the greatest of:

♦	The Accumulated Value on the date we calculate the Death Benefit;

♦	The sum of all premiums we received for the Contract, less the amount of all partial surrenders (including any applicable charges) which you made; and

♦

The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the Contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date.

The Minimum Death Benefit Dates occur every six years on the Contract Anniversary.

We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value in the Contract. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount.

If the beneficiary requests a single sum payment, we will pay the death proceeds within seven days after the date we calculate them. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Annuity Commencement Date, and the option must provide that either:

(1)	The principal and interest are completely distributed within five years after the date of death; or

(2)	If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.

Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death.

If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law and the Contract, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Where allowed by the Contract, the spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract. If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. If the surviving spouse elects to continue the Contract, the death benefit will be determined according to your Contract based on the Accumulated Value on the Exchange Date.

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

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Death Benefit After the Annuity Commencement Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death. If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.

Surrender

On or before the Annuity Commencement Date, you may surrender all or part of your Contract’s Accumulated Value by completing an approved surrender form and sending it to our Service Center. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center, in good order. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. The proceeds will be the amount surrendered less any surrender charge and premium tax due. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charges).

A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender. If you have less than the amount of the allocation, we will allocate the partial surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage.

A partial surrender must be at least $200, unless it is being used to pay a premium or loan on another Thrivent product, and must not reduce the remaining Accumulated Value to less than $1,000. (If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.) When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges, withholding taxes or premium taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding and premium taxes. If you have completed an approved telephone transaction authorization form, you may make partial surrenders by telephone. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

After the Annuity Commencement Date, your Contract does not have an Accumulated Value which can be surrendered. However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if your settlement option involves a life income or if you agreed not to revoke or change the option once annuity payments begin. For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on

THE CONTRACT

the basis of the assumed interest rate incorporated in the annuity payments.

You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent registered representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure would be required for:

♦	Surrender of a value of $100,000 or more;

♦	Request to send proceeds to an address other than the one listed on the account;

♦	Request to wire funds or directly deposit funds to a bank account with a bank name registration different than the bank name of the account;

♦	Request to make redemption proceeds payable to someone other than the current owner;

♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and

♦	Certain other transactions as determined by us.

A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. A withdrawal or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.

Transfers

On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account. You can request a transfer in two ways:

(1)	By giving us Written Notice; or

(2)	By telephone after completing an approved telephone transfer authorization form.

We will make the transfer without charge at the end of the Valuation period during which we receive your request. For transfers from the Fixed Account to a Subaccount of the Variable Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount. For transfers from a Subaccount, Accumulation Units of the Subaccount are sold and the resulting dollar amount is, depending on your request, either transferred to the Fixed Account or used to buy Accumulation Units of another Subaccount.

Transfers are subject to the following conditions:

♦	The total amount transferred must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.

♦	We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least 12 transfers per Contract Year. We consider all amounts transferred in the same

THE CONTRACT

Valuation Period to be one transfer. It is not dependent upon the number of originating or destination Subaccounts.

♦	In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.

Transfers will also be subject to any conditions that may be imposed by the Portfolio whose shares are involved.

After the Annuity Commencement Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts:

(1)	By giving us Written Notice, or

(2)	By telephone after completing a telephone transaction authorization form.

Abusive Trading Policies and Monitoring Processes

We do not allow short-term and excessive transfers and other abusive trading practices, and we do not accommodate frequent purchases and redemptions except as described below. Abusive trading by Contract Owners can disrupt Portfolio management and increase expenses of the underlying mutual fund and thereby negatively impact the performance of the corresponding Subaccount.

We have adopted the following policies to combat abusive trading practices. Several different tactics are used to reduce the frequency and effect of abusive trading within the Subaccounts. We may use a combination of monitoring Contract Owner activity and restricting Contract Owner transfers. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers, and trading patterns. In making this evaluation, we may consider trading in multiple Contracts under common ownership or control.

We may deem the transfer out of all or a substantial portion of a Contract Owner’s Subaccount value to be abusive if the transfer is made within fifteen days after the value was transferred into that Subaccount. This policy does not apply to dollar cost averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.

If we determine that you are engaging in abusive trading activity, we will request you to cease such activity immediately. If we determine that you are continuing to engage in abusive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.

Although we seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Contract Owners still may be subject to the harmful effects of abusive trading practices if we are unable to detect and deter such practices.

Dollar Cost Averaging

You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to the other Subaccounts except the Fixed Account. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date and the dollar cost averaging program will terminate. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Thrivent

THE CONTRACT

Money Market Subaccount has been depleted or until you notify us to discontinue the program. In order to begin, terminate or resume the program, we must receive Written Notice or notice by telephone (if you have such authorization).

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. You may select any date to begin the asset rebalancing program (except the 29th, 30th, or 31st of any month) and whether to have your Subaccounts reallocated semiannually or annually. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. The asset rebalancing program does not allow you to include the Fixed Account Allocation in the rebalancing program. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.

Telephone and Online Transactions

You may perform certain transactions online or over the telephone if we receive proper authorization from you.

We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. We disclaim any liability for losses resulting from such transactions by not having been properly authorized. However, if we do not take reasonable steps to help ensure that such authorizations are valid, we may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone transactions.

Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.

Timely Processing

We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.

Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.

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Assignments

Assignment is the transfer of Contract ownership from one party to another. If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than Thrivent Life.

If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as Collateral.

We are not bound by an assignment unless it is in writing and filed at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner’s rights under the Contract.

The Contract Owner may name a beneficiary to receive the death benefit payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.

The owner may change the beneficiary by giving us Written Notice of the change. The change will not be effective until we receive your Written Notice at our Service Center. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the your Accumulated Value. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a percentage of the amount which you surrender, subject to certain exceptions noted below.

Surrender Charges

Contract Year	Percent Applied
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%

After Contract Year six there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:

♦

Cumulative Percent-of-Premium Limit. For all surrenders, we will limit the surrender charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.

CHARGES AND DEDUCTIONS

♦	Surrenders Paid Under Certain Settlement Options. For surrenders which you make after Contract Year 3, there is no surrender charge applied to amounts which you elect to have paid under:

(1)	A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the accumulation period and the payment period equal or exceed the Surrender Charge period and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

(2)	Options which involve a life income, including Option 4V described under Annuity Provisions—Settlement Options.

♦

Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.

♦	Total Disability of the Annuitant. There is no surrender charge if the Annuitant is totally disabled (as defined in your Contract) on the date of a surrender.

♦

Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess (see Sufficiency of Charges below). We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Administrative Charge

Your Contract includes an annual administrative charge of $30 (or less, if required by the state where your Contract is issued) to help us cover the expenses we incur in administrating your Contract, the Variable Account and the Subaccounts. On each Contract Anniversary prior to and including the Annuity Commencement Date, we will determine if this charge will be applied to your Contract. We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any partial surrenders you have made is less than $5,000 and the Accumulated Value is less than $5,000. We deduct the charge from your Accumulated Value, allocating the deduction among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. Any such deduction from a Subaccount is made by selling Accumulation Units of the Subaccount. With our approval, you may specify a different allocation for the administrative charge.

Mortality and Expense Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of two basic types:

♦

Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Commencement Date will be greater than the Accumulated Value available to pay those benefits, and (2) Annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

CHARGES AND DEDUCTIONS

♦	Expense Risk. This is the risk that the expenses, with respect to the Contracts, will exceed Contract charges.

As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. The current charge (0.003014% per day) is equal to an annual rate of 1.10% of the average daily net assets of each Subaccount in the Variable Account during the accumulation period. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (0.003425% per day).

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administrative charge to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See Fee and Expense Tables and the accompanying current prospectus of the Fund.

Premium Taxes

We may deduct a charge for premium taxes. Premium taxes vary from state to state and are subject to change. In many jurisdictions, there is no tax at all. Various states and other governmental entities levy a premium tax, currently ranging from .5% to 3.5%, on annuity contracts issued by insurance companies. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Accumulated Value upon (i) a partial or total surrender of the Contract or (ii) application of the Accumulated Value to a settlement option at the Annuity Commencement Date.

Other Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

ANNUITY PROVISIONS

Annuity Commencement Date

The Annuity Commencement Date is the date on which we begin paying you your Contract’s annuity income. This date is based on the maturity age which you specify in your application. You may change the Annuity Commencement Date by giving us notice in writing or by telephone before the Annuity Commencement Date currently in effect and the new Annuity Commencement Date. The new date selected must satisfy our requirements for an Annuity Commencement Date and any requirements that may be imposed by the state in which your Contract was issued.

Annuity Proceeds

The proceeds available on the Annuity Commencement Date will be the amount provided by surrendering your Contract’s entire Accumulated Value on that date. If the Annuity Commencement Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply. Premium taxes will also be deducted if they apply. See Charges and Deductions—Premium Taxes.

We will pay you the proceeds at maturity according to the annuity settlement option which you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Commencement Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Commencement Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Commencement Date, we will pay proceeds of $2,000 or more using a fixed annuity, life income with 10-year guarantee period.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis.

We reserve the right to limit the number of allocations to subaccounts. In addition, the following subaccounts are not available when receiving annuity payments:

♦	Thrivent Aggressive Allocation Subaccount

♦	Thrivent Moderately Aggressive Allocation Subaccount

♦	Thrivent Moderate Allocation Subaccount

♦	Thrivent Moderately Conservative Allocation Subaccount

♦	Thrivent Partner Mid Cap Value Subaccount

♦	Thrivent Partner Healthcare Portfolio

♦	Thrivent Partner Natural Resources Portfolio

♦	Thrivent Partner Emerging Markets Portfolio

♦	Thrivent Partner Utilities Portfolio

♦	Thrivent Partner Worldwide Allocation Portfolio

♦	Thrivent Partner Socially Responsible Stock Portfolio

♦	Thrivent Partner All Cap Growth Portfolio

♦	Thrivent Partner All Cap Value Portfolio

♦	Thrivent Equity Income Plus Portfolio

♦	Thrivent Partner Socially Responsible Bond Portfolio

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options which your Contract offers are as follows:

♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.

♦

Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid

ANNUITY PROVISIONS

to the beneficiary. You may select a guaranteed period of 10 or 20 years. You may not revoke or change the option once annuity payments begin.

In addition to these options, proceeds may be paid under any other settlement option agreeable to us.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. If annuity payments would be or become less than $25 ($20 for Contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for Contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for Contracts issued in the state of Texas) each from each option chosen.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the Contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Commencement Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity tables in the Contracts are based on the mortality table specified in the Contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (a) x (b) x (c) where:

(a)	Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.

(b)	Is that Subaccount’s Net Investment Factor for the current Valuation Period. See The Contract—Subaccount Valuation—Net Investment Factor described earlier in this Prospectus.

(c)	Is a discount factor equivalent to an assumed investment earnings rate of 3.5% per year.

GENERAL PROVISIONS

Entire Contract

Your entire insurance Contract is comprised of:

♦	the Contract including any attached riders, endorsements or amendments;

♦	the application attached to the Contract.

Postponement of Payments

We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:

(1)	The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

(2)	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets. Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Purchase Payments

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center, in proper form unless received (1) after the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial representatives and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.

Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.

Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a

GENERAL PROVISIONS

date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.

Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:

♦	Contracts used in an employer sponsored retirement plan;

♦	Contracts issued in Massachusetts (beginning January 1, 2009); and

♦	Contracts issued in Montana (beginning October 1, 1985).

Contract Inquiries

You may make inquiries regarding the Contract by writing or calling our Service Center at 1-800-THRIVENT (1-800-847-4836).

FEDERAL TAX STATUS

General

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.

Tax Status of the Variable Account

The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the

FEDERAL TAX STATUS

Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.

Taxation of Annuities in General

The following discussion assumes that the Contract is not used in connection with a Qualified Plan.

Tax Deferral During Accumulation Period

In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.

Diversification Requirements

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.

Ownership Treatment

In certain circumstances, variable annuity Contract Owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the Contract Owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable Contract Owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the Contract Owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners or the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

Contracts Not Owned by Individuals

As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity Contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is

FEDERAL TAX STATUS

received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.

The remainder of this discussion assumes that the Contract will be treated as an annuity Contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the Contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the Contract. For these purposes, the investment in the Contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.

Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the Contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.

Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Beginning in 2013, income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.

There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.

FEDERAL TAX STATUS

Tax Treatment of Death Benefit

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.

After the Annuity Date, where a guaranteed period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Assignments, Pledges, and Gratuitous Transfers

Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the Contract at the time of the transfer. In such a case, the transferee’s investment in the Contract is increased to reflect the amount includible in the transferor’s income.

Penalty Tax on Premature Distributions

Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1/2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1/2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity Contracts a person owns. For example, if a person purchases a Contract and also purchases at approximately the same time an immediate annuity issued by us, the IRS may treat the two Contracts as one Contract. Similarly, if a person transfers part of his or her interest in one annuity Contract to purchase another annuity Contract, the IRS might treat the two Contracts as one Contract. In addition, if a person purchases two or more Contracts from us (or an affiliate) during any calendar year, all such Contracts will be treated as one Contract for purposes of determining the amount of any full or partial surrender

FEDERAL TAX STATUS

that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity Contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity Contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two Contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity Contract for the Contract.

Qualified Plans

The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the Contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.

The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.

Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be moved directly to a Roth IRA. This movement is called a “qualified rollover contribution.”

FEDERAL TAX STATUS

Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1/2, separates from service, dies, or becomes disabled, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading “The Contracts—Surrender (Redemption)” unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.

Direct Rollovers

If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to certain Qualified Plans.

Federal Income Tax Withholding

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

VOTING RIGHTS

To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that it is permitted to vote the Fund’s shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Contract Owner shall have the voting interest with respect to shares of the Fund attributable to the Contract. On and after the Annuity Commencement Date, the person entitled to receive annuity payments shall have the

VOTING RIGHTS

voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract

Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has right to instruct will be determined as of the date coincident with the date established by the Portfolio for Investment Mgt. are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of our and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.

The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance agent of Thrivent Life. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Life in return for serving as its agent for the sale of the Contracts. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services, including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts or annuity contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial (Thrivent Life is a wholly-owned subsidiary of Thrivent Financial) or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this Prospectus. (Commissions and other incentives are described below.) As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an agent of ours for purposes of the sale of the Contract.

Our financial representatives sell almost exclusively insurance and annuity products of Thrivent Financial

SALES AND OTHER AGREEMENTS

(Thrivent Life does not currently sell any new insurance or annuity products). It is more profitable for us and our affiliates if members purchase product issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which include variable annuity and variable life insurance contracts, helps support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.

In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.

From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of Contracts may help the financial representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions range from 0.50% to 3.85% of premiums paid into the Contract. Commission rates are based upon the age of the annuitant at the time the premium is paid. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commissions, if eligible.

In addition to commissions, we may pay or provide other promotional incentives. If, in the case of a full surrender, we persuade you to retain your Contract instead of surrendering it, your financial representative may be eligible for a retention bonus. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these Contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:

♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

♦	marketing support related to sales of the Contract including for example, the creation of marketing materials and advertising; and

♦	providing services to Contract Owners.

These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the Contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the Contracts over other products.

In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Life nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

FINANCIAL STATEMENTS

Financial statements of the Variable Account and Thrivent Life are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

♦ Introduction
♦ Administration of the Contracts
♦ Principal Underwriter
♦ Standard and Poor’s Disclaimer
♦ Independent Registered Public Accounting Firm and Financial Statements

You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.

You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about TLIC Variable Annuity Account A are available on the Commission’s web site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.

TLIC VARIABLE ANNUITY ACCOUNT A

1933 Act Registration No. 33-15974

1940 Act Registration No. 811-5242

Please send me the Statement of Additional Information (SAI) for the: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY (TLIC VARIABLE ANNUITY ACCOUNT A)

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)

APPENDIX A—CONDENSED FINANCIAL INFORMATION

The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The date on which operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-THRIVENT (1-800-847-4836) or visiting our website at www.thrivent.com.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.09	$8.58	$13.82	$12.78	$11.36	$10.00	$—	$—	$—	$—
value at end of period	$12.89	$11.09	$8.58	$13.82	$12.78	$11.36	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	3,286	3,449	3,534	3,381	2,795	830	—	—	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.22	$8.74	$13.27	$12.45	$11.13	$10.00	$—	$—	$—	$—
value at end of period	$12.81	$11.22	$8.74	$13.27	$12.45	$11.13	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	12,556	13,344	13,475	13,482	9,260	2,550	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.40	$9.09	$12.71	$12.04	$10.92	$10.00	$—	$—	$—	$—
value at end of period	$12.82	$11.40	$9.09	$12.71	$12.04	$10.92	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	19,981	20,408	20,661	20,599	14,203	3,625	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.48	$9.47	$12.06	$11.55	$10.66	$10.00	$—	$—	$—	$—
value at end of period	$12.65	$11.48	$9.47	$12.06	$11.55	$10.66	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	8,427	8,566	8,589	8,376	5,352	1,432	—	—	—	—

Thrivent Partner Technology Subaccount (April 30, 2002)[1]
Accumulation unit:
value at beginning of period	$10.26	$6.62	$12.96	$11.80	$11.55	$11.26	$10.86	$7.25	$10.00	$—
value at end of period	$12.68	$10.26	$6.62	$12.96	$11.80	11.55	$11.26	$10.86	$7.25	$—
number outstanding at end of period (000 omitted)	182	194	190	249	232	283	352	315	49	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.88	$8.89	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.96	$10.88	$8.89	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	146	124	94	—	—	—	—	—	—	—

Thrivent Partner Natural Resources Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.09	$5.69	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.30	$8.09	$5.69	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	264	276	165	—	—	—	—	—	—	—

1 Formerly known as Thrivent Technology Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Partner Emerging Markets Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.68	$5.60	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$12.19	$9.68	$5.60	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	264	172	61	—	—	—	—	—	—	—

Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$16.73	$13.10	$21.11	$25.66	$19.33	$17.26	$12.91	$10.00	$—	$—
value at end of period	$21.11	$16.73	$13.10	$21.11	$25.66	$19.33	$17.26	$12.91	$—	$—
number outstanding at end of period (000 omitted)	503	587	740	946	1,360	1,584	1,405	625	—	—

Thrivent Partner Utilities Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.74	$6.99	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.17	$7.74	$6.99	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	81	93	100	—	—	—	—	—	—	—

Thrivent Partner Small Cap Growth Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$10.96	$8.22	$14.64	$13.64	$12.25	$11.92	$10.82	$7.61	$10.54	$10.00
value at end of period	$13.97	$10.96	$8.22	$14.64	$13.64	$12.25	$11.92	$10.82	$7.61	$10.54
number outstanding at end of period (000 omitted)	277	299	341	489	558	698	830	915	909	119

Thrivent Partner Small Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$19.27	$14.96	$20.73	$21.18	$17.62	$16.99	$14.05	$10.00	$—	$—
value at end of period	$23.53	$19.27	$14.96	$20.73	$21.18	$17.62	$16.99	$14.05	$—	$—
number outstanding at end of period (000 omitted)	335	368	407	530	636	695	664	166	—	—

Thrivent Small Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$11.86	$9.96	$16.12	$15.36	$13.77	$12.79	$10.69	$7.71	$10.00	$—
value at end of period	$14.68	$11.86	$9.96	$16.12	$15.36	$13.77	$12.79	$10.69	$7.71	$—
number outstanding at end of period (000 omitted)	555	647	735	900	1,097	10,554	728	421	142	—

Thrivent Small Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$12.72	$10.26	$15.05	$15.30	$13.48	$12.70	$10.52	$7.69	$10.00	$—
value at end of period	$15.83	$12.72	$10.26	$15.05	$15.30	$13.48	$12.70	$10.52	$7.69	$—
number outstanding at end of period (000 omitted)	440	520	612	859	1,110	1,406	1,357	1,004	467	—

Thrivent Mid Cap Growth Subaccount II (November 30, 2001)
Accumulation unit:
value at beginning of period	$10.81	$7.32	$12.92	$10.90	$10.15	$9.23	$8.01	$5.90	$10.59	$10.00
value at end of period	$13.69	$10.81	$7.32	$12.92	$10.90	$10.15	$9.23	$8.01	$5.90	$10.59
number outstanding at end of period (000 omitted)	203	250	303	398	483	668	868	973	1,014	137

Thrivent Mid Cap Growth Subaccount (January 30, 1998)
Accumulation unit:
value at beginning of period	$19.21	$12.87	$22.10	$18.63	$17.34	$15.76	$14.31	$10.64	$14.56	$18.35
value at end of period	$24.53	$19.21	$12.87	$22.10	$18.63	$17.34	$15.76	$14.31	$10.64	$14.56
number outstanding at end of period (000 omitted)	3,411	3,932	4,582	5,707	7,339	1,003	12,665	9,243	10,236	1,281

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.25	$8.60	$13.38	$13.12	$11.46	$10.00	$—	$—	$—	$—
value at end of period	$13.88	$11.25	$8.60	$13.38	$13.12	$11.46	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	194	199	221	291	165	5	—	—	—	—

Thrivent Mid Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$13.33	$9.69	$16.54	$15.82	$14.11	$12.25	$10.57	$8.08	$10.00	$—
value at end of period	$16.56	$13.33	$9.69	$16.54	$15.82	$14.11	$12.25	$10.57	$8.08	$—
number outstanding at end of period (000 omitted)	644	760	901	1,211	1,437	1,205	577	301	124	—

Thrivent Mid Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$13.37	$9.89	$15.69	$14.74	$13.57	$12.22	$10.67	$8.00	$10.00	$—
value at end of period	$16.65	$13.37	$9.89	$15.69	$14.74	$13.57	$12.22	$10.67	$8.00	$—
number outstanding at end of period (000 omitted)	463	544	647	904	1,116	1,416	1,331	964	525	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.87	$6.05	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.83	$7.87	$6.05	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	626	525	244	—	—	—	—	—	—	—

Thrivent Partner International Stock Subaccount (January 18, 1996)
Accumulation unit:
value at beginning of period	$14.21	$11.51	$19.77	$18.08	$15.04	$13.37	$11.69	$9.01	$11.03	$14.12
value at end of period	$15.29	$14.21	$11.51	$19.77	$18.08	$15.04	$13.37	$11.69	$9.01	$11.03
number outstanding at end of period (000 omitted)	3,543	4,338	5,383	7,165	8,564	10,485	10,722	10,367	11,566	13,796

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.66	$6.45	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$10.13	$8.66	$6.45	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	28	18	7	—	—	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.89	$5.30	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.77	$7.89	$5.30	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	108	100	37	—	—	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.73	$5.54	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.09	$7.73	$5.54	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	63	70	53	—	—	—	—	—	—	—

Thrivent Partner All Cap Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$9.85	$7.75	$13.73	$11.53	$10.10	$8.63	$7.67	$6.82	$10.30	$10.00
value at end of period	$11.33	$9.85	$7.75	$13.73	$11.53	$10.10	$8.63	$7.67	$6.82	$10.30
number outstanding at end of period (000 omitted)	721	876	1,053	1,428	1,548	1,590	1,515	1,721	1,947	149

Thrivent Large Cap Growth Subaccount II (November 30, 2001)
Accumulation unit:
value at beginning of period	$9.68	$7.00	$12.19	$10.58	$10.02	$9.46	$8.89	$7.32	$10.08	$10.00
value at end of period	$10.37	$9.68	$7.00	$12.19	$10.58	$10.02	$9.46	$8.89	$7.32	$10.08
number outstanding at end of period (000 omitted)	195	227	314	403	556	798	1,041	1,291	1,183	132

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Large Cap Growth Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$50.79	$36.32	$63.31	$54.83	$51.94	$49.07	$46.08	$35.70	$51.57	$64.49
value at end of period	$55.62	$50.79	$36.32	$63.31	$54.83	$51.94	$49.07	$46.08	$35.70	$51.57
number outstanding at end of period (000 omitted)	5,319	6,261	7,363	9,084	11,769	15,648	19,203	22,162	25,729	34,412

Thrivent Partner Growth Stock Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$11.21	$7.92	$13.83	$12.80	$11.43	$10.87	$10.00	$7.71	$10.15	$10.00
value at end of period	$12.93	$11.21	$7.91	$13.83	$12.80	$11.43	$10.87	$10.00	$7.71	$10.15
number outstanding at end of period (000 omitted)	603	708	923	1,304	1,530	1,967	2,138	1,847	1,705	135

Thrivent Large Cap Value Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$10.99	$9.17	$14.12	$13.64	$11.61	$10.97	$9.72	$7.73	$10.13	$10.00
value at end of period	$12.24	$10.99	$9.17	$14.12	$13.64	$11.61	$10.97	$9.72	$7.73	$10.13
number outstanding at end of period (000 omitted)	2,685	3,186	3,881	5,116	6,185	7,245	6,911	5,813	4,898	188

Thrivent Large Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$9.98	$7.91	$12.83	$12.06	$10.89	$10.46	$9.74	$8.12	$10.00	$—
value at end of period	$10.94	$9.98	$7.91	$12.83	$12.06	$10.89	$10.46	$9.74	$8.12	$—
number outstanding at end of period (000 omitted)	1,332	1,650	2,056	2,728	3,397	7,245	3,439	2,153	695	—

Thrivent Large Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$10.86	$8.70	$13.99	$13.45	$11.79	$11.38	$10.41	$8.21	$10.00	$—
value at end of period	$12.32	$10.86	$8.70	$13.99	$13.45	$11.79	$11.38	$10.41	$8.21	$—
number outstanding at end of period (000 omitted)	943	1,136	1,415	1,898	2,274	2,932	2,700	1,680	701	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.07	$6.99	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.27	$8.07	$6.99	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	107	40	41	—	—	—	—	—	—	—

Thrivent Balanced Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$11.93	$9.91	$13.55	$12.99	$11.79	$11.47	$10.73	$9.26	$10.00	$—
value at end of period	$13.37	$11.93	$9.91	$13.55	$12.99	$11.79	$11.47	$10.73	$9.26	$—
number outstanding at end of period (000 omitted)	479	581	762	1,008	1,232	1,650	1,792	1,455	817	—

Thrivent High Yield Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$34.53	$24.33	$31.16	$30.66	$28.11	$27.32	$25.08	$19.81	$21.93	$23.02
value at end of period	$39.13	$34.53	$24.33	$31.16	$30.66	$28.11	$27.32	$25.08	$19.81	$21.93
number outstanding at end of period (000 omitted)	3,421	4,068	4,746	5,921	7,578	9,954	12,332	14,070	16,106	21,649

Thrivent Diversified Income Plus Subaccount[1] (April 30, 2002)
Accumulation unit:
value at beginning of period	$14.81	$11.26	$14.83	$15.14	$13.40	$13.08	$12.25	$9.87	$10.00	$—
value at end of period	$16.98	$14.81	$11.26	$14.83	$15.14	$13.40	$13.08	$12.25	$9.87	$—
number outstanding at end of period (000 omitted)	519	529	609	959	637	471	626	502	203	—

Thrivent Partner Socially Responsible Bond Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$11.19	$10.19	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.96	$11.19	$10.19	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	56	29	21	—	—	—	—	—	—	—

1 Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Income Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$33.78	$28.15	$31.93	$31.10	$29.83	$29.48	$28.46	$26.52	$25.35	$23.88
value at end of period	$37.27	$33.78	$28.15	$31.93	$31.10	$29.83	$29.48	$28.46	$26.52	$25.35
number outstanding at end of period (000 omitted)	3,705	4,394	5,279	6,664	8,259	10,913	13,495	16,486	20,490	24,423

Thrivent Bond Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$12.90	$12.02	$12.26	$11.73	$11.40	$11.28	$10.98	$10.71	$10.00	$—
value at end of period	$13.94	$12.90	$12.02	$12.26	$11.73	$11.40	$11.28	$10.98	$10.71	$—
number outstanding at end of period (000 omitted)	596	683	764	946	1,070	1,346	1,521	1,506	1,350	—

Thrivent Limited Maturity Bond Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$12.11	$10.74	$11.60	$11.28	$10.91	$10.82	$10.74	$10.39	$9.93	$10.00
value at end of period	$12.61	$12.11	$10.74	$11.60	$11.28	$10.91	$10.82	$10.74	$10.39	$9.93
number outstanding at end of period (000 omitted)	1,659	1,934	2,295	2,995	3,622	4,574	5,105	5,012	5,336	470

Thrivent Mortgage Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$11.87	$10.62	$11.30	$10.86	$10.49	$10.40	$10.11	$10.00	$—	$—
value at end of period	$13.16	$11.87	$10.62	$11.30	$10.86	$10.49	$10.40	$10.11	$—	$—
number outstanding at end of period (000 omitted)	173	213	253	329	409	521	526	292	—	—

Thrivent Money Market Subaccount (February 18, 1988)
Accumulation unit:
value at beginning of period	$2.00	$2.02	$1.98	$1.91	$1.84	$1.81	$1.81	$1.81	$1.81	$1.76
value at end of period	$1.98	$2.00	$2.02	$1.98	$1.91	$1.84	$1.81	$1.81	$1.81	$1.81
number outstanding at end of period (000 omitted)	8,671	13,593	24,030	22,193	19,629	17,415	22,542	32,436	65,743	89,171

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By signing below, I request electronic delivery of the following documents regarding my Thrivent Mutual Funds and variable insurance products issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company (including Thrivent Series Fund, Inc.):

• Prospectus	• Annual and semiannual reports	• Annual privacy notices

I understand and agree to the following:

•	I will receive electronic delivery of Thrivent documents designated above.
•	I will no longer receive paper copies of these documents in the mail.
•	A link to a printable copy of the annual privacy notice will be sent to me by electronic means at the email I provide. I will continue to receive any daily confirmations and Thrivent Financial health privacy notice and/or Notice of Insurance Information Practices by regular mail.
•	I will receive periodic emails directing me to Thrivent Financial’s website where documents will be available.
•	I will update Thrivent Financial if my email address changes.
•	I have the ability to access the Internet at my own cost and will need Adobe® Reader® to view the documents. (If I don’t have it, I can download Reader® free from www.adobe.com)
•	This consent can be used for Thrivent Financial products I currently own or may purchase in the future, until consent is revoked.
•	I can request specific documents in paper form free of charge without revoking this consent by calling Thrivent Financial Customer Service at 800-847-4836.
•	My consent will remain in effect until I revoke it. I can revoke this consent or update my information at any time by changing my preference to “U.S. Mail” in the Preference Center at Thrivent.com/Preferences (requires registration) or by calling 800-847-4836.

Each contract owner requesting eDelivery must complete.

Contract owner 1:	Contract owner 2:
(Please print first and last name.)	(Please print first and last name.)

Email:	Email:

Signature:	Signature:

Address (If different than above):

City: State: ZIP:

No person has been given the authority to give any information or to make any representations other than those contained in these prospectuses. If given or made, such information or representations must not be relied upon as having been authorized. These prospectuses do not constitute an offer to any person in a state where it is unlawful to make such an offer.

The variable annuity contract described herein is issued by Thrivent Life Insurance Company, 625 Fourth Avenue South, Minneapolis, MN 55415, and distributed by Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, MN 55415, a subsidiary of Thrivent Financial for Lutherans.

VP63 (VIP)  R4-11 Contract Form V2-VY-FPVA-1

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TLIC VARIABLE ANNUITY ACCOUNT A

Statement of Additional Information

Dated April 30, 2011

For

Flexible Premium Deferred Variable Annuity Contract

Issued By

THRIVENT LIFE INSURANCE COMPANY

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2011 (the “Prospectus”) describing a flexible premium deferred variable annuity contract (the “Contract”) previously offered by Thrivent Life Insurance Company (“Thrivent Life”). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, WI 54919, by calling 800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.

Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

1

INTRODUCTION

The Contract was issued by Thrivent Life, a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), a fraternal benefit society organized under Wisconsin law. Thrivent Life began operating by its current name on or about June 13, 2003. Prior to that date, Thrivent Life did business as Lutheran Brotherhood Variable Insurance Products Company. The Contract may have been sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of Thrivent Life and/or to the Fixed Account (which is the general account of Thrivent Life, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. ( a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompany the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Life.

ADMINISTRATION OF THE CONTRACTS

Thrivent Financial performs certain investment and administrative duties for Thrivent Life pursuant to a written agreement. This agreement includes services performed for the administration of the Contracts along with other insurance products issued by Thrivent Life. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement, Thrivent Life pays Thrivent Financial for salary costs and other services and an amount for indirect costs incurred through Thrivent Life’s use of Thrivent Financial’s personnel and facilities. During 2009, 2008 and 2007, Thrivent Life paid Thrivent Financial $7.26 million, $6.60 million and $6.69 million, respectively, for all services provided pursuant to this agreement.

PRINCIPAL UNDERWRITER

Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a principal underwriting and servicing agreement to which Thrivent Investment Mgt. and Thrivent Life, on behalf of itself and the separate account, are parties. The Contract is no longer sold but we continue to take premium payments.

From time to time, Thrivent Life may offer to exchange this Contract offered in this Prospectus for the Flexible Premium Deferred Variable Annuity contract issued by Thrivent Financial in another prospectus (as part of Thrivent Variable Annuity Account I). No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.

The offering of the contracts is continuous.

2

Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Mgt. retained $0.

2010	2009	2008
$3,331,752	$4,133,647	$3,689,669

STANDARD AND POOR’S DISCLAIMER

The contracts are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P’s only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the contract or the timing of the issuance or sale of the contracts or in the determination or calculation of the equation by which the contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Thrivent Financial, owners of the contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The balance sheets of Thrivent Life as of December 31, 2010 and 2009, as well as the related statements of operations, members’ equity and cash flows for each of the three years in the period ended December 31, 2010, appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of TLIC Variable Annuity Account A as of December 31, 2010 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Life included in this Statement of Additional Information and Registration Statement should be considered as bearing only upon the ability of Thrivent Life Insurance Company to meet its obligations under the Contracts. The value of the interests of Contract Owners, Annuitants and Beneficiaries under the Contracts are affected primarily by the investment experience of the Subaccounts of the Variable Account.

3

Report of Independent Registered Public Accounting Firm

The Board of Directors

Thrivent Life Insurance Company

We have audited the accompanying balance sheets of Thrivent Life Insurance Company (“the Company”) as of December 31, 2010 and 2009, and the related statements of operations, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 16, 2011

Thrivent Life Insurance Company

Balance Sheets

As of December 31, 2010 and 2009

(in thousands)

	2010	2009
Assets
Fixed maturity securities, at fair value	$1,416,700	$1,226,412
Equity securities, at fair value	425	4,423
Contract loans	12,186	12,145
Short-term investments	36,324	9,144
Other investments	2,217	2,142
Amounts due from brokers	79	45,637

Total investments	1,467,931	1,299,903

Cash and cash equivalents	37,233	29,614
Accrued investment income	15,056	13,883
Deferred acquisition costs	39,703	74,918
Receivable and other assets	79	35
Assets held in separate accounts	1,710,723	1,697,934

Total Assets	$3,270,725	$3,116,287

Liabilities
Future contract benefits	$165,728	$164,618
Contractholder funds	1,079,431	934,499
Unpaid claims and claim expenses	9,189	8,501
Amounts due to brokers	—	44,873
Securities lending obligation	36,319	9,142
Other liabilities	17,937	18,026
Liabilities related to separate accounts	1,710,723	1,697,934

Total Liabilities	3,019,327	2,877,593
Stockholder’s Equity
Common stock	5,000	5,000
Additional paid-in capital	90,800	90,800
Retained earnings	137,330	137,063
Accumulated other comprehensive income	18,268	5,831

Total Stockholder’s Equity	251,398	238,694

Total Liabilities and Stockholder’s Equity	$3,270,725	$3,116,287

The accompanying notes are an integral part of these financial statements.

Thrivent Life Insurance Company

Statements of Operations

For the Years Ended December 31, 2010, 2009 and 2008

(in thousands)

	2010	2009	2008
Revenues
Premiums	$12,979	$5,149	$10,236
Net investment income	79,810	71,695	67,889
Realized investment gains (losses), net	8,996	(708)	(11,412)
Contract charges	25,245	24,418	31,329
Investment advisory fees and other revenue	99	121	20,826

Total Revenues	127,129	100,675	118,868

Benefits and Expenses
Contract claims and other benefits	26,345	28,831	29,275
Increase (decrease) in contract reserves	2,432	(9,310)	(6,046)
Interest credited	41,199	36,528	35,094

Total benefits	69,976	56,049	58,323

Underwriting, acquisition and insurance expenses	10,467	9,432	11,152
General administrative expenses	—	—	9,298
Amortization of deferred acquisition costs	21,313	14,012	36,586

Total expenses	31,780	23,444	57,036

Total Benefits and Expenses	101,756	79,493	115,359

Income Before Income Taxes	25,373	21,182	3,509

Income tax expense	7,906	828	2,623

Net Income	$17,467	$20,354	$886

The accompanying notes are an integral part of these financial statements.

Thrivent Life Insurance Company

Statements of Stockholder’s Equity

For the Years Ended December 31, 2010, 2009 and 2008

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance, January 1, 2008	$5,000	$90,800	$164,823	$(2,798)	$257,825
Dividends to stockholder	—	—	(24,500)	—	(24,500)
Comprehensive Income (Loss):
Net income	—	—	886	—	886
Other comprehensive loss	—	—	—	(32,793)	(32,793)

Total comprehensive loss					(31,907)

Balance, December 31, 2008	5,000	90,800	141,209	(35,591)	201,418
Dividends to stockholder	—	—	(24,500)	—	(24,500)
Comprehensive Income:
Net income	—	—	20,354	—	20,354
Other comprehensive income	—	—	—	41,422	41,422

Total comprehensive income					61,776

Balance, December 31, 2009	5,000	90,800	137,063	5,831	238,694
Dividends to stockholder	—	—	(17,200)	—	(17,200)
Comprehensive Income:
Net income	—	—	17,467		17,467
Other comprehensive income	—	—	—	12,437	12,437

Total comprehensive income					29,904

Balance, December 31, 2010	$5,000	$90,800	$137,330	$18,268	$251,398

The accompanying notes are an integral part of these financial statements.

Thrivent Life Insurance Company

Statements of Cash Flows

For the Years Ended December 31, 2010, 2009 and 2008

(in thousands)

	2010	2009	2008
Operating Activities
Net Income	$17,467	$20,354	$886
Adjustments to reconcile net income to net cash provided by operating activities:
Change in contract liabilities and accruals	1,798	(7,573)	(2,182)
Change in contractholder funds	159,618	145,697	119,659
Change in deferred acquisition costs	13,499	4,168	28,963
Realized investment (gains) losses, net	(8,996)	708	11,412
Changes in other assets and liabilities	(5,289)	(8,592)	(11,061)

Net Cash Provided by Operating Activities	178,097	154,762	147,677

Investing Activities
Proceeds from sales, maturities or repayments of fixed maturity securities	486,783	250,263	209,509
Cost of fixed maturity securities acquired	(630,425)	(422,607)	(218,165)
Proceeds from sales of equity securities	4,884	6,742	5,529
Cost of equity securities acquired	(400)	(739)	(5,129)
Contract loans issued, net	(41)	602	583
(Purchases) sales of short-term investments, net	(27,180)	48,139	(3,447)
Change in collateral held for securities lending	27,177	(37,845)	(6,837)
Other, net	610	(1,683)	(2,611)

Net Cash Used in Investing Activities	(138,592)	(157,128)	(20,568)

Financing Activities
Dividends paid	(17,200)	(24,500)	(43,869)
Universal life and investment contract receipts	29,725	14,454	15,582
Universal life and investment contract withdrawals	(44,411)	(39,693)	(39,371)

Net Cash Used in Financing Activities	(31,886)	(49,739)	(67,658)

Net Change in Cash and Cash Equivalents	7,619	(52,105)	59,451
Cash and Cash Equivalents, Beginning of Year	29,614	81,719	22,268

Cash and Cash Equivalents, End of Year	$37,233	$29,614	$81,719

Supplemental information:
Cash paid during the year for income taxes	$15,035	$6,647	$13,662

The accompanying notes are an integral part of these financial statements.

Thrivent Life Insurance Company

Notes to Financial Statements

For the Years Ended December 31, 2010, 2009 and 2008

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Life Insurance Company (“the Company”) offers primarily variable life insurance and variable annuity products to its customers. The Company is a wholly owned subsidiary of Thrivent Financial Holdings, Inc. (“Holdings”), which is a wholly owned subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”). The Company, together with Thrivent Financial, a fraternal benefit society, provides financial products and services to its members through a network of career financial associates. The Company is licensed to sell business in 41 states throughout the United States. The Company has not issued any new contracts since 2003.

Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Principles of Consolidation

These financial statements include the accounts of the Company and, for the period January 1, 2008 through April 30, 2008, its wholly owned subsidiary, Thrivent Asset Management, LLC (“Asset Mgt.”). Effective May 1, 2008, the Company distributed 60% of its ownership interest in Asset Mgt. to Holdings. For the period subsequent to April 30, 2008, the Company’s remaining ownership interest in Asset Mgt. is reflected as an equity investment. Asset Mgt. serves as the investment advisor of Thrivent Financial’s family of mutual funds (collectively, the “Funds”). Substantially all of the revenue and expenses of Asset Mgt. are derived from transactions with affiliated entities. All significant intercompany transactions have been eliminated for the periods that Asset Mgt. is consolidated with the Company. For purposes of these financial statements, all references to the financial statements of the Company reflect the consolidated financial position and consolidated results of operations for the periods beginning January 1, 2008 through April 30, 2008.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The significant accounting practices used in preparation of the financial statements are summarized as follows:

Investments

Fixed maturity securities:  Investments in fixed maturity securities are classified as available-for-sale and carried at fair value. The change in unrealized gains and losses on securities is included as a component of other comprehensive income. Discounts or premiums on fixed maturity securities are amortized over the term of the securities using the effective interest method.

Equity securities:  Investments in equity securities are classified as available-for-sale and carried at fair value. The change in unrealized gains and losses on equity securities is included as a component of other comprehensive income.

Contract loans:  Contract loans are generally carried at their aggregate unpaid balances.

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Investments, continued

Short-term investments:  Short-term investments are carried at fair value. Short-term investments consist of money market mutual funds and have contractual maturities of 12 months or less at the time of acquisition.

Other investments:  Other investments include the Company’s equity investment in Asset Mgt, which is valued using its audited equity basis.

Loaned securities:  Securities loaned under the Company’s securities lending agreement are included in the Balance Sheets. The Company generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in an affiliated money market mutual fund included in short-term investments on the Balance Sheets. An obligation is also recognized for the amount of the collateral and is included on the Balance Sheets. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary. The Company requires a minimum level of collateral to be held for loaned securities.

Unrealized investment gains and losses:  Unrealized investment gains and losses on securities classified as available for sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income (loss) component of stockholder’s equity.

Realized investment gains and losses:  Realized investment gains and losses on sales of securities are determined using an average cost method. The Company periodically reviews its securities portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is an other-than-temporary impairment. Factors considered in the evaluation include the following: 1) the Company’s ability to collect all amounts due according to the contractual terms of the debt security; 2) the financial condition of the issuer; 3) the near-term prospects of the issuer; 4) the length of time of the impairment; 5) the extent of the impairment; 6) the Company’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery in the market and 7) the Company’s intent to retain its investment in the security for a period of time sufficient to allow for any anticipated recovery in the market. Investments that are determined to be other-than-temporarily impaired are written down to fair value with the impairment included as a component of realized investment losses or other comprehensive income, as appropriate.

Cash and Cash Equivalents

Cash and cash equivalents are carried at amortized cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs

Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

These costs are primarily amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Separate Accounts

Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts and for which the contractholder, rather than the Company, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Statements of Operations. While separate account liability values are not guaranteed, the variable annuity products in the separate accounts include guaranteed minimum death benefits. At December 31, 2010, there were no future contract benefits for these benefits. At December 31, 2009, future contract benefits included less than $1 million for these benefits.

Contract Liabilities and Accruals

Reserves for future contract benefits for limited-payment contracts are determined using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, reported or unreported. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims, based on past experience.

Contractholder Funds

Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits

Considerations for limited-payment contracts are recognized as premium when received. Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

Investments Advisory Fee Revenue and Subadvisor Expenses

Investment advisory revenues are recognized as earned based on the average daily asset values outstanding of managed investments. Subadvisor fees are recorded on a trade-date basis.

Income Taxes

The Company is included in the consolidated federal income tax return of Holdings and Holdings’ wholly owned subsidiaries. Consolidated federal income tax liabilities or credits, including utilization of loss carryforwards, are allocated among the affiliated members in accordance with a tax-sharing agreement with Holdings.

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

New Accounting Guidance

In January 2010, the Financial Accounting Standards Board (“FASB”) updated the accounting standards for fair value measurements. The standard requires separately disclosing the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describes the reasons for the transfers. The Company adopted the guidance for the annual reporting period ended December 31, 2010.

In June 2009, the FASB established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009.

In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The Company adopted the guidance for the annual reporting period ended December 31, 2009.

In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP should be disclosed by major category. The Company adopted the guidance for the annual reporting period ended December 31, 2009.

In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments for fixed maturity securities. Existing guidance was amended to require the credit portion of other-than-temporary impairments to be recorded in earnings and the noncredit portion of unrealized losses to be recorded in other comprehensive income. Separate presentation of both the credit and noncredit portions of other-than-temporary impairments is required on the financial statements and notes to the financial statements. The Company adopted the guidance for the annual reporting period ended December 31, 2009.

In 2008, the Company adopted new guidance for measuring fair value, which expanded disclosures about fair value measurements. Under this guidance, fair value is based on an exit price model, whereby value is determined based on a price that would be paid or received to settle a financial instrument. The Company adopted the guidance for the annual reporting period beginning January 1, 2008.

Subsequent Events

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through February 16, 2011, the date the financial statements were available to be issued.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 2. Investments

Fixed Maturity Securities

The amortized cost and fair value of the Company’s investments in fixed maturity securities are summarized as follows (in thousands):

December 31, 2010	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
U.S. government and agency securities	$313,574	$10,218	$855	$322,937
U.S. state and political subdivision securities	1,013	24	—	1,037
Securities issued by foreign governments	33,133	1,874	16	34,991
Corporate debt securities	838,295	55,739	2,973	891,061
Residential mortgage-backed securities	62,871	233	8,114	54,990
Commercial mortgage-backed securities	53,781	4,302	18	58,065
Other debt obligations	55,934	1,285	3,600	53,619

Total fixed maturity securities	$1,358,601	$73,675	$15,576	$1,416,700

December 31, 2009
U.S. government and agency securities	$260,425	$8,401	$1,588	$267,238
U.S. state and political subdivision securities	1,014	—	45	969
Securities issued by foreign governments	14,532	618	129	15,021
Corporate debt securities	753,767	39,338	9,710	783,395
Residential mortgage-backed securities	91,540	—	18,847	72,693
Commercial mortgage-backed securities	42,683	150	1,884	40,949
Other debt obligations	44,716	1,433	2	46,147

Total fixed maturity securities	$1,208,677	$49,940	$32,205	$1,226,412

The amortized cost and fair value of fixed maturity securities by contractual maturity as of

December 31, 2010, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$52,132	$52,831
Due after one year through five years	416,700	439,375
Due after five years through ten years	435,799	465,799
Due after ten years	453,970	458,695

Total fixed maturity securities	$1,358,601	$1,416,700

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 2. Investments, continued

Equity Securities

The cost and fair value of the Company’s investment in equity securities as of December 31 are summarized as follows (in thousands):

	2010	2009
Cost	$400	$4,884
Gross unrealized gains	25	—
Gross unrealized losses	—	(461)

Fair value	$425	$4,423

Aging of Unrealized Losses

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position (dollars in thousands):

	Less than 12 Months			12 Months or More
December 31, 2010	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
U.S. government and agency securities	5	$45,059	$855	—	$—	$—
U.S. state and political subdivision securities	—	—	—	—	—	—
Securities issued by foreign governments	1	983	16	—	—	—
Corporate debt securities	91	101,550	2,178	5	6,303	795
Residential mortgage-backed securities	2	11,912	692	15	30,487	7,422
Commercial mortgage-backed securities	1	5,276	18	—	—	—
Other debt obligations	1	1,906	127	9	13,836	3,473

Total bonds	101	$166,686	$3,886	29	$50,626	$11,690

December 31, 2009
U.S. government and agency securities	5	$69,723	$1,108	1	$8,923	$480
U.S. state and political subdivision securities	1	969	45	—	—	—
Securities issued by foreign governments	2	5,846	129	—	—	—
Corporate debt securities	60	63,263	2,824	53	69,832	6,886
Residential mortgage-backed securities	3	8,484	4,800	21	64,209	14,047
Commercial mortgage-backed securities	1	2,974	83	6	24,731	1,801
Other debt obligations	1	1,506	2	—	—	—

Total bonds	73	$152,765	$8,991	81	$167,695	$23,214

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 2. Investments, continued

Aging of Unrealized Losses, continued

The Company had no equity securities in an unrealized loss position as of December 31, 2010. As of December 31, 2009, the Company had two equity securities with fair value of $4,423,000 and an unrealized loss of $461,000, which were in an unrealized loss position for twelve months or more.

The Company performs periodic evaluations of its securities in accordance with its impairment policy in order to determine whether such securities are other-than-temporarily impaired. This review includes an evaluation of each security issuer’s creditworthiness such as its ability to generate operating cash flow and remain current on all debt obligations as well as any changes in its credit ratings from third party agencies. Thrivent Financial also evaluates the severity and duration of any decline in fair value as another indicator of other-than-temporary impairment. The Company takes into consideration the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes in evaluating the potential need to sell securities that are in an unrealized loss position but where there are no other indications of other-than-temporary impairment. Based on the investments within the available-for-sale portfolio, the asset/liability position and the market conditions that existed as of the balance sheet dates, the Company has no pending decisions to sell any of the securities within its available-for-sale portfolio, and generally has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value; however, if a significant change in the capital markets occurs that affects the overall risk profile of its investment strategies, the Company may need to update its assessment of its investment holdings. If in response to changed conditions in the capital markets, the Company decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.

Based on the Company’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Loaned Securities

Elements of the securities lending program are presented below as of December 31 (in thousands):

	2010	2009
Loaned securities
Carrying value	$35,638	$8,932
Fair value	35,638	8,932

Cash collateral reinvested
Carrying value	$36,319	$9,142
Fair value	36,319	9,142

Aging of cash collateral liability
Open collateral position	$36,319	$9,142

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 2. Investments, continued

Net Investment Income

Net investment income by type of investment for the years ended December 31 is summarized as follows (in thousands):

	2010	2009	2008
Fixed maturity securities	$68,226	$64,677	$57,690
Income from equity investment	9,675	6,192	7,063
Equity securities	265	265	658
Contract loans	900	879	931
Other	1,763	342	2,129

Subtotal	80,829	72,355	68,471
Investment expenses	1,019	660	582

Net investment income	$79,810	$71,695	$67,889

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31 were as follows (in thousands):

	2010	2009	2008
Net gains (losses) on sales:
Fixed maturity securities:
Gross gains	$16,635	$7,121	$3,026
Gross losses	(4,209)	(2,644)	(7,701)
Equity securities:
Gross gains	—	137	25
Gross losses	—	—	—
Other		—	33
Provisions for losses	(3,430)	(5,322)	(6,795)

Realized investment gains (losses)	$8,996	$(708)	$(11,412)

Proceeds from the sale of investments in fixed maturity securities were $465 million, $250 million and $209 million for the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010 and 2009, the Company recognized other-than-temporary impairments on structured securities totaling $7 million and $9 million, respectively. Based on cash flow analysis of the impaired securities, it is estimated that $3 million of the 2010 impairment was credit related and $4 million of the impairment was related to other factors. The credit related portion of the impairment was recognized as a realized investment loss in the Statement of Operations, while the impairment related to other factors was recognized in other comprehensive income.

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 2. Investments, continued

Realized Investment Gains and Losses, continued

The following table presents a rollforward of the cumulative amounts of other-than-temporary impairments reported in other comprehensive income (in thousands):

Losses included in accumulated other comprehensive income, December 31, 2009	$(6,104)
Additional impairments on securities held at beginning of year, recorded in realized loss on Statement of Operations	844
Change in unrealized loss on securities held at beginning of year	900
Other-than-temporary impairments recorded in other comprehensive income for additional securities	(2,092)

Losses included in accumulated other comprehensive income, December 31, 2010	$(6,452)

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income as of December 31 are shown below (in thousands):

	2010	2009
Unrealized investment gains	$64,576	$23,377
Unrealized investment losses on previously impaired structured securities	(6,452)	(6,104)
Deferred acquisition cost adjustment	(30,019)	(8,303)
Deferred income taxes	(9,837)	(3,139)

Total	$18,268	$5,831

Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) for the years ended December 31, are as follow (in thousands):

	2010	2009	2008
Unrealized investment gains and losses arising during the period on securities available-for-sale	$49,847	$117,262	$(104,364)
Reclassification adjustment for realized gains and losses included in net income	(8,996)	708	11,445
Change in deferred acquisition costs due to unrealized investment gains and losses	(21,716)	(54,244)	42,468
Change in deferred income taxes due to unrealized investment gains and losses	(6,698)	(22,304)	17,658

Total other comprehensive income (loss)	$12,437	$41,422	$(32,793)

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 3. Deferred Acquisition Costs

The changes in deferred acquisition costs for the years ended December 31 were as follows (in thousands):

	2010	2009	2008
Balance at beginning of year	$83,221	$87,389	$116,353
Capitalization of acquisition costs	7,814	9,844	7,622
Acquisition costs amortized	(21,313)	(14,012)	(36,586)

	69,722	83,221	87,389
Adjustment for unrealized investment (gains) losses	(30,019)	(8,303)	45,941

Balance at end of year	$39,703	$74,918	$133,330

Note 4. Income Taxes

The components of Thrivent Life’s net income tax liability, which is included as a component of other liabilities, as of December 31 were as follows (in thousands):

	2010	2009
Tax receivable (payable)	$792	$(2,693)
Deferred tax liability, net	(19,716)	(16,662)

Total	$(18,924)	$(19,355)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of Thrivent Life’s net deferred tax liability as of December 31 were as follows (in thousands):

	2010	2009
Deferred tax assets:
Loss reserves	$5,863	$6,634
Deferred compensation	1,811	1,804
Capital loss carryforward	—	1,652
Impairment on bonds	5,277	4,179
Other	31	72

Deferred tax assets	12,982	14,341

Deferred tax liabilities:
Deferred acquisition costs	(22,477)	(27,375)
Unrealized investment gains	(9,837)	(3,139)
Other	(384)	(489)

Deferred tax liabilities	(32,698)	(31,003)

Net deferred tax liability	$(19,716)	$(16,662)

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 4. Income Taxes, continued

Components of the provision for income taxes for the years ended December 31 were as follows (in thousands):

	2010	2009	2008
Current expense	$11,550	$10,359	$9,671
Deferred expense (benefit)	(3,644)	(9,531)	(7,048)

Total tax expense	$7,906	$828	$2,623

Thrivent Life’s effective tax rate for the years ended December 31, 2010, 2009 and 2008 was 31%, 4% and 75%, respectively. The difference between the effective rate and the statutory rate of 35% is due primarily to the dividends received deduction for all years and the change in the valuation allowance due to realized capital losses and impairments in 2009 and 2008.

At December 31, 2010, Thrivent Life had no capital loss carryforward. There are no material tax contingencies recorded that warrant disclosure under FASB guidance. The Internal Revenue Service (“IRS”) has completed an examination of tax years through 2007. Tax years 2008 through 2010 are open under the statute of limitations and remain subject to examination by the IRS.

Note 5. Stockholder’s Equity

The capital stock of the Company consists of 2,000,000 shares of common stock authorized, issued and outstanding with a par value of $2.50 per share. The amount of dividends that the Company may pay to its parent without prior approval of the Minnesota Department of Commerce is limited to the greater of 10% of statutory-basis surplus as of the prior year-end or 100% of statutory-basis gain from operations. In 2010, 2009 and 2008, respectively, the Company declared dividends to its parent in the amounts of $17.2 million, $24.5 million and $24.5 million. Statutory-basis net income for the years ended December 31, 2010, 2009 and 2008, was $21 million, $12 million and $20 million, respectively. Statutory-basis capital and surplus as of both December 31, 2010 and 2009 was $172 million.

Note 6. Fair Value of Financial Instruments

Fair Value of Financial Instruments Carried at Fair Value

In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation:

Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:

Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.

Level 3:	Fair value based on significant value driver inputs that are not observable.

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 6. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Carried at Fair Value, continued

Fixed Maturity Securities

Fair values for fixed maturity securities are primarily based on quoted market prices in active markets, where available. These primarily include U.S. Treasury bonds.

When quoted prices are not available, the Company obtains a price from a third-party pricing vendor. Pricing from a third-party pricing vendor varies by asset class, but generally includes inputs such as estimated cash flows, benchmark yields reported trades, issuer spreads, bids, offers, credit quality, industry events, and economic events. These primarily included corporate debt securities, asset-backed securities and other debt obligations.

Equity Securities

The fair values for investments in equity securities are primarily based on quoted market prices in active markets.

Short-Term Investments

The fair value for short-term investments carried at fair value is based on quoted daily net asset value of the invested funds.

Separate Account Assets

The fair values for separate account assets are based on quoted daily net asset values of the funds in which the separate accounts are invested.

The fair values of the Company’s financial instruments carried at fair value were as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Fair Value at December 31, 2010:
Fixed maturity securities:
U.S. government and agency securities	$85,725	$237,212	$—	$322,937
U.S. state and political subdivision securities	—	1,037	—	1,037
Securities issued by foreign governments	—	34,991	—	34,991
Corporate debt securities	—	891,061	—	891,061
Residential mortgage-backed securities	—	54,990	—	54,990
Commercial mortgage-backed securities	—	58,065	—	58,065
Other debt obligations	—	53,619	—	53,619
Equity securities:
Preferred stocks	—	425	—	425
Short-term investments	—	36,324	—	36,324
Assets held in separate accounts	—	1,710,723	—	1,710,723

Total	$85,725	$3,078,447	$—	$3,164,172

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 6. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Carried at Fair Value, continued

	Level 1	Level 2	Level 3	Total
Fair Value at December 31, 2009:
Fixed maturity securities:
U.S. government and agency securities	$62,477	$204,761	$—	$267,238
U.S. state and political subdivision securities	—	969	—	969
Securities issued by foreign governments	—	15,021	—	15,021
Corporate debt securities	—	783,395	—	783,395
Residential mortgage-backed securities	—	72,693	—	72,693
Commercial mortgage-backed securities	—	40,949	—	40,949
Other debt obligations	—	46,147	—	46,147
Equity securities:
Preferred stocks	—	4,423	—	4,423
Short-term investments	—	9,144	—	9,144
Assets held in separate accounts	—	1,697,934	—	1,697,934

Total	$62,477	$2,875,436	$—	$2,937,913

The Company had no transfers into or out of Level 1 or Level 2 fair value measurements during 2010 or 2009 that required disclosures.

Fair Value of Financial Instruments Not Carried at Fair Value

The following methods and assumptions were used in estimating fair value disclosures for financial instruments not carried at fair value.

Contract Loans

The carrying amounts for these instruments approximate their fair values.

Other Investments

Other investments includes an equity investment in an affiliated entity. The carrying amount for this instrument approximates its fair value.

Cash and Cash Equivalents

The carrying amounts for these instruments approximate their fair values.

Contractholder Funds—Deferred Annuities and Deposit-Type Contracts

The fair values for investment-type contracts, such as deferred annuities, liabilities related to separate account liabilities and supplementary contracts without life contingencies, are estimated to be the cash surrender value payable upon immediate withdrawal.

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 6. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Not Carried at Fair Value, continued

Liabilities Related to Separate Accounts

The carrying amounts for these instruments reflect the amounts in the separate account assets and approximate their fair values.

The carrying value and estimated fair value of the Company’s financial instruments not carried at fair value as of December 31 were as follows (in thousands):

	2010		2009
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial Assets:
Contract loans	$12,186	$12,186	$12,145	$12,145
Other investments	2,217	2,217	2,142	2,142
Cash and cash equivalents	37,233	37,233	29,614	29,614
Financial Liabilities:
Deferred annuities	984,895	984,895	848,810	848,810
Deposit-type contracts	82,303	82,303	73,491	73,491
Liabilities related to separate accounts	1,710,723	1,710,723	1,697,934	1,697,934

The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These fair values are for certain financial instruments of the Company; accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Note 7. Contingent Liabilities

The Company is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. The Company assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2010, the Company believes adequate provision has been made for any potential losses that may result from these matters.

Note 8. Related Party Transactions

On May 1, 2008, the Company transferred 60% of its ownership in Asset Mgt. to Holdings through a dividend distribution. No gain or loss resulted from this transaction.

The Company has an agreement whereby Thrivent Financial provides administrative and operating functions on behalf of the Company. Expenses allocated to the Company under the terms of this agreement totaled $13 million, $14 million and $15 million for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010 and 2009, the Company has a net payable to Thrivent Financial totaling $0.4 million and $2 million, respectively, which is included in other liabilities on the Balance Sheets.

The Company has an agreement with an affiliate who distributes its variable products. Under the terms of the agreement, the Company paid commissions to the affiliate totaling $3 million, $4 million and $4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Thrivent Life Insurance Company

Notes to Financial Statements, continued

For the Years Ended December 31, 2010, 2009 and 2008

Note 8. Related Party Transactions, continued

Asset Mgt. has an agreement with the Funds to provide investment advisory, accounting and administrative services. Asset Mgt. received $21 million in revenues for the period ended April 30, 2008, which is included in investment advisory fees and other revenue on the Statement of Operations.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contractholders

Thrivent Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of TLIC Variable Annuity Account A (the Variable Account) sponsored by Thrivent Life Insurance Company, referred to in Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the affiliated transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the TLIC Variable Annuity Account A at December 31, 2010, and the results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

April 18, 2011

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities

December 31, 2010

	Investments at Fair Value	Receivable from TLIC for annuity reserve adjustment	Payable from TLIC for annuity reserve adjustment	Total Liabilities	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period
Aggressive Allocation Subaccount	$42,346,611	$—	$—	$—	$42,346,611	$42,346,611	$—
Moderately Aggressive Allocation Subaccount	$160,921,007	$—	$—	$—	$160,921,007	$160,921,007	$—
Moderate Allocation Subaccount	$256,298,024	$—	$—	$—	$256,298,024	$256,298,024	$—
Moderately Conservative Allocation Subaccount	$106,609,918	$—	$—	$—	$106,609,918	$106,609,918	$—
Partner Technology Subaccount	$2,317,921	$1,321	$—	$—	$2,319,242	$2,301,485	$17,757
Partner Healthcare Subaccount	$1,747,735	$—	$—	$—	$1,747,735	$1,747,735	$—
Partner Natural Resources Subaccount	$2,457,877	$—	$—	$—	$2,457,877	$2,457,877	$—
Partner Emerging Markets Subaccount	$3,215,979	$—	$—	$—	$3,215,979	$3,215,979	$—
Real Estate Securities Subaccount	$10,760,641	$4,153	$—	$—	$10,764,794	$10,650,772	$114,022
Partner Utilities Subaccount	$665,581	$—	$—	$—	$665,581	$665,581	$—
Partner Small Cap Growth Subaccount	$3,983,637	$8,334	$—	$—	$3,991,971	$3,878,287	$113,684
Partner Small Cap Value Subaccount	$7,970,888	$2,803	$—	$—	$7,973,691	$7,881,355	$92,336
Small Cap Stock Subaccount	$8,256,592	$—	$7,705	$7,705	$8,248,887	$8,143,871	$105,016
Small Cap Index Subaccount	$7,009,208	$4,414	$—	$—	$7,013,622	$6,964,029	$49,593
Mid Cap Growth II Subaccount	$2,811,241	$6,652	$—	$—	$2,817,893	$2,787,722	$30,171
Mid Cap Growth Subaccount	$86,031,461	$182,644	$—	$—	$86,214,105	$83,758,330	$2,455,775
Partner Mid Cap Value Subaccount	$2,693,071	$—	$—	$—	$2,693,071	$2,693,071	$—
Mid Cap Stock Subaccount	$10,932,513	$—	$7,862	$7,862	$10,924,651	$10,675,532	$249,119
Mid Cap Index Subaccount	$7,807,501	$7,738	$—	$—	$7,815,239	$7,714,515	$100,724
Partner Worldwide Allocation Subaccount	$5,529,192	$—	$—	$—	$5,529,192	$5,529,192	$—
Partner International Stock Subaccount	$55,699,081	$138,029	$—	$—	$55,837,110	$54,214,077	$1,623,033
Partner Socially Responsible Stock Subaccount	$281,687	$—	$—	$—	$281,687	$281,687	$—
Partner All Cap Growth Subaccount	$1,061,539	$—	$—	$—	$1,061,539	$1,061,539	$—
Partner All Cap Value Subaccount	$574,558	$—	$—	$—	$574,558	$574,558	$—
Partner All Cap Subaccount	$8,290,586	$7,846	$—	$—	$8,298,432	$8,180,272	$118,160
Large Cap Growth II Subaccount	$2,059,165	$4,872	$—	$—	$2,064,037	$2,021,320	$42,717
Large Cap Growth Subaccount	$306,023,945	$773,936	$—	$—	$306,797,881	$296,285,971	$10,511,910
Partner Growth Stock Subaccount	$7,927,217	$10,247	$—	$—	$7,937,464	$7,840,748	$96,716
Large Cap Value Subaccount	$33,506,037	$45,203	$—	$—	$33,551,240	$32,887,111	$664,129
Large Cap Stock Subaccount	$14,987,220	$—	$19,268	$19,268	$14,967,952	$14,589,408	$378,544
Large Cap Index Subaccount	$11,778,922	$16,844	$—	$—	$11,795,766	$11,616,550	$179,216
Equity Income Plus Subaccount	$992,537	$—	$—	$—	$992,537	$992,537	$—
Balanced Subaccount	$6,639,024	$8,617	$—	$—	$6,647,641	$6,411,570	$236,071
High Yield Subaccount	$139,085,720	$428,422	$—	$—	$139,514,142	$133,977,338	$5,536,804
Diversified Income Plus Subaccount	$9,161,326	$5,334	$—	$—	$9,166,660	$8,809,380	$357,280
Partner Socially Responsible Bond Subaccount	$670,618	$—	$—	$—	$670,618	$670,618	$—
Income Subaccount	$143,102,272	$478,058	$—	$—	$143,580,330	$138,319,316	$5,261,014
Bond Index Subaccount	$8,442,762	$8,725	$—	$—	$8,451,487	$8,306,377	$145,110
Limited Maturity Bond Subaccount	$21,701,215	$38,673	$—	$—	$21,739,888	$20,964,491	$775,397
Mortgage Securities Subaccount	$2,336,672	$—	$2,178	$2,178	$2,334,494	$2,281,157	$53,337
Money Market Subaccount	$17,897,069	$30,678	$—	$—	$17,927,747	$17,292,136	$635,611

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities, continued

	Net Assets	Units Outstanding	Unit Value	Deathclaim Units Outstanding	Deathclaim Unit Value	Series Funds at cost	Series Fund Shares Owned
Aggressive Allocation Subaccount	$42,346,611	3,286,345	12.89	—	12.09	$40,159,559	$3,464,077
Moderately Aggressive Allocation Subaccount	$160,921,007	12,556,224	12.81	3,299	12.19	$158,519,947	$13,534,374
Moderate Allocation Subaccount	$256,298,024	19,981,327	12.82	6,819	12.36	$248,734,722	$21,736,566
Moderately Conservative Allocation Subaccount	$106,609,918	8,426,795	12.65	3,233	12.33	$101,416,600	$9,144,316
Partner Technology Subaccount	$2,319,242	181,514	12.68	—	11.65	$2,080,804	$325,876
Partner Healthcare Subaccount	$1,747,735	146,098	11.96	—	12.01	$1,496,397	$144,638
Partner Natural Resources Subaccount	$2,457,877	264,156	9.30	—	9.34	$2,110,134	$257,048
Partner Emerging Markets Subaccount	$3,215,979	263,902	12.19	—	12.24	$2,503,790	$259,808
Real Estate Securities Subaccount	$10,764,794	502,544	21.11	3,789	11.65	$10,892,915	$742,553
Partner Utilities Subaccount	$665,581	81,448	8.17	—	8.20	$688,744	$82,217
Partner Small Cap Growth Subaccount	$3,991,971	277,181	13.97	578	12.03	$3,400,752	$308,362
Partner Small Cap Value Subaccount	$7,973,691	335,018	23.53	—	13.90	$6,611,408	$418,127
Small Cap Stock Subaccount	$8,248,887	554,566	14.68	448	11.30	$8,260,046	$651,994
Small Cap Index Subaccount	$7,013,622	439,814	15.83	—	12.24	$7,300,835	$531,552
Mid Cap Growth II Subaccount	$2,817,893	203,328	13.69	312	14.36	$2,498,228	$282,469
Mid Cap Growth Subaccount	$86,214,105	3,410,958	24.53	5,468	15.06	$65,639,836	$4,634,367
Partner Mid Cap Value Subaccount	$2,693,071	194,054	13.88	—	12.80	$2,436,423	$201,208
Mid Cap Stock Subaccount	$10,924,651	644,312	16.56	385	12.55	$10,103,958	$892,195
Mid Cap Index Subaccount	$7,815,239	463,429	16.65	—	13.11	$6,887,219	$604,647
Partner Worldwide Allocation Subaccount	$5,529,192	625,941	8.83	—	8.87	$4,739,006	$630,265
Partner International Stock Subaccount	$55,837,110	3,542,744	15.29	2,681	11.21	$59,864,440	$5,218,984
Partner Socially Responsible Stock Subaccount	$281,687	27,801	10.13	—	10.17	$230,088	$27,210
Partner All Cap Growth Subaccount	$1,061,539	108,060	9.77	544	9.81	$796,591	$105,459
Partner All Cap Value Subaccount	$574,558	63,201	9.09	—	9.13	$492,890	$63,186
Partner All Cap Subaccount	$8,298,432	721,384	11.33	403	12.11	$8,928,624	$928,886
Large Cap Growth II Subaccount	$2,064,037	194,627	10.37	259	10.91	$2,606,389	$296,710
Large Cap Growth Subaccount	$306,797,881	5,318,785	55.62	40,623	11.28	$322,065,876	$18,049,079
Partner Growth Stock Subaccount	$7,937,464	603,472	12.93	3,242	12.00	$7,029,889	$684,519
Large Cap Value Subaccount	$33,551,240	2,685,115	12.24	2,984	11.15	$31,230,649	$3,123,523
Large Cap Stock Subaccount	$14,967,952	1,331,774	10.94	2,309	10.52	$14,894,484	$1,763,078
Large Cap Index Subaccount	$11,795,766	943,154	12.32	—	10.97	$12,378,166	$665,119
Equity Income Plus Subaccount	$992,537	107,038	9.27	—	9.31	$930,156	$109,569
Balanced Subaccount	$6,647,641	479,444	13.37	—	11.77	$6,304,820	$451,116
High Yield Subaccount	$139,514,142	3,420,616	39.13	12,197	14.24	$192,930,636	$28,903,932
Diversified Income Plus Subaccount	$9,166,660	518,773	16.98	244	12.94	$8,900,968	$1,358,038
Partner Socially Responsible Bond Subaccount	$670,618	56,079	11.96	—	12.01	$678,270	65,016
Income Subaccount	$143,580,330	3,705,433	37.27	20,789	12.67	$140,525,549	$14,372,893
Bond Index Subaccount	$8,451,487	595,944	13.94	—	12.39	$8,160,026	$787,131
Limited Maturity Bond Subaccount	$21,739,888	1,658,753	12.61	4,543	11.68	$21,914,904	$2,213,936
Mortgage Securities Subaccount	$2,334,494	173,261	13.16	109	12.68	$2,229,843	$226,328
Money Market Subaccount	$17,927,747	8,671,241	1.98	89,159	1.09	$17,897,069	$17,897,069

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Operations

December 31, 2010

	Investment Income			Realized and unrealized gain (loss) on investments
	Dividends	Mortality & expense risk charges	Net investment income (loss)	Realized gain (loss) on sale of investments	Capital Gain Distributions	Change in unrealized appreciation (depreciation) of Investments	Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Aggressive Allocation Subaccount	$563,192	$(420,651)	$142,541	$(456,562)	$342,396	$5,964,764	$5,850,598	$5,993,139
Moderately Aggressive Allocation Subaccount	$3,490,427	$(1,670,118)	$1,820,309	$(1,284,671)	$2,253,111	$17,479,871	$18,448,311	$20,268,620
Moderate Allocation Subaccount	$6,192,779	$(2,662,759)	$3,530,020	$(1,057,015)	$3,669,552	$22,483,718	$25,096,255	$28,626,275
Moderately Conservative Allocation Subaccount	$2,454,914	$(1,112,044)	$1,342,870	$65,630	$1,555,669	$7,010,038	$8,631,337	$9,974,207
Partner Technology Subaccount	$—	$(22,436)	$(22,436)	$(50,494)	$—	$502,877	$452,383	$429,947
Partner Healthcare Subaccount	$2,512	$(17,881)	$(15,369)	$20,198	$27,987	$108,381	$156,566	$141,197
Partner Natural Resources Subaccount	$1,991	$(24,657)	$(22,666)	$(23,234)	$—	$344,820	$321,586	$298,920
Partner Emerging Markets Subaccount	$—	$(26,335)	$(26,335)	$76,747	$—	$519,481	$596,228	$569,893
Real Estate Securities Subaccount	$283,559	$(113,250)	$170,309	$(296,618)	$—	$2,478,243	$2,181,625	$2,351,934
Partner Utilities Subaccount	$14,426	$(7,350)	$7,076	$(16,760)	$—	$42,337	$25,577	$32,653
Partner Small Cap Growth Subaccount	$—	$(37,340)	$(37,340)	$(15,089)	$—	$894,031	$878,942	$841,602
Partner Small Cap Value Subaccount	$72,045	$(81,355)	$(9,310)	$73,415	$—	$1,388,345	$1,461,760	$1,452,450
Small Cap Stock Subaccount	$3,111	$(83,439)	$(80,328)	$(323,460)	$—	$2,014,915	$1,691,455	$1,611,127
Small Cap Index Subaccount	$54,730	$(71,525)	$(16,795)	$(397,781)	$—	$1,828,980	$1,431,199	$1,414,404
Mid Cap Growth II Subaccount	$—	$(28,500)	$(28,500)	$5,230	$215,319	$426,137	$646,686	$618,186
Mid Cap Growth Subaccount	$198,276	$(861,719)	$(663,443)	$1,292,676	$—	$18,842,067	$20,134,743	$19,471,300
Partner Mid Cap Value Subaccount	$20,089	$(26,409)	$(6,320)	$(17,470)	$—	$536,142	$518,672	$512,352
Mid Cap Stock Subaccount	$46,310	$(112,067)	$(65,757)	$(182,173)	$—	$2,472,217	$2,290,044	$2,224,287
Mid Cap Index Subaccount	$76,940	$(80,898)	$(3,958)	$(19,756)	$—	$1,654,802	$1,635,046	$1,631,088
Partner Worldwide Allocation Subaccount	$71,416	$(54,288)	$17,128	$65,053	$—	$526,187	$591,240	$608,368
Partner International Stock Subaccount	$1,009,040	$(614,372)	$394,668	$(2,117,129)	$—	$5,332,782	$3,215,653	$3,610,321
Partner Socially Responsible Stock Subaccount	$282	$(2,429)	$(2,147)	$1,160	$—	$41,329	$42,489	$40,342
Partner All Cap Growth Subaccount	$—	$(9,597)	$(9,597)	$29,261	$—	$161,523	$190,784	$181,187
Partner All Cap Value Subaccount	$—	$(6,162)	$(6,162)	$7,869	$—	$87,553	$95,422	$89,260
Partner All Cap Subaccount	$57,846	$(89,653)	$(31,807)	$(434,167)	$—	$1,579,091	$1,144,924	$1,113,117
Large Cap Growth II Subaccount	$5,884	$(22,443)	$(16,559)	$(91,438)	$253,842	$(10,594)	$151,810	$135,251
Large Cap Growth Subaccount	$1,709,764	$(3,341,131)	$(1,631,367)	$(8,267,664)	$—	$36,346,154	$28,078,490	$26,447,123
Partner Growth Stock Subaccount	$1,383	$(81,745)	$(80,362)	$(8,194)	$—	$1,156,097	$1,147,903	$1,067,541
Large Cap Value Subaccount	$430,529	$(364,874)	$65,655	$(153,772)	$—	$3,527,255	$3,373,483	$3,439,138
Large Cap Stock Subaccount	$105,868	$(167,453)	$(61,585)	$(372,901)	$—	$1,712,831	$1,339,930	$1,278,345
Large Cap Index Subaccount	$220,704	$(128,476)	$92,228	$(446,787)	$—	$1,777,714	$1,330,927	$1,423,155
Equity Income Plus Subaccount	$13,759	$(4,723)	$9,036	$171	$—	$66,290	$66,461	$75,497
Balanced Subaccount	$174,368	$(74,200)	$100,168	$(22,710)	$45,296	$635,882	$658,468	$758,636
High Yield Subaccount	$11,636,182	$(1,560,230)	$10,075,952	$(11,953,856)	$—	$19,555,634	$7,601,778	$17,677,730
Diversified Income Plus Subaccount	$412,828	$(92,889)	$319,939	$(58,241)	$—	$894,830	$836,589	$1,156,528
Partner Socially Responsible Bond Subaccount	$16,360	$(5,748)	$10,612	$4,603	$21,191	$(11,051)	$14,743	$25,355
Income Subaccount	$7,582,047	$(1,654,089)	$5,927,958	$33,534	$—	$8,933,350	$8,966,884	$14,894,842
Bond Index Subaccount	$277,211	$(97,522)	$179,689	$46,431	$—	$459,331	$505,762	$685,451
Limited Maturity Bond Subaccount	$760,291	$(257,105)	$503,186	$(76,719)	$—	$528,862	$452,143	$955,329
Mortgage Securities Subaccount	$83,470	$(26,853)	$56,617	$24,760	$23,020	$150,950	$198,730	$255,347
Money Market Subaccount	$—	$(249,214)	$(249,214)	$—	$—	$—	$—	$(249,214)

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes of Net Assets

December 31, 2010

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
	Net Investment Income (loss)	Net realized gain (loss) on investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Proceeds from units issued	Death benefits	Surrenders and terminations
Aggressive Allocation Subaccount	$142,541	$(114,166)	$5,964,764	$5,993,139	$2,452,472	$(91,295)	$(2,683,061)
Moderately Aggressive Allocation Subaccount	$1,820,309	$968,440	$17,479,871	$20,268,620	$4,603,471	$(553,670)	$(9,857,627)
Moderate Allocation Subaccount	$3,530,020	$2,612,537	$22,483,718	$28,626,275	$9,849,357	$(2,623,213)	$(18,609,266)
Moderately Conservative Allocation Subaccount	$1,342,870	$1,621,299	$7,010,038	$9,974,207	$2,552,983	$(1,930,288)	$(9,046,404)
Partner Technology Subaccount	$(22,436)	$(50,494)	$502,877	$429,947	$111,985	$(3,108)	$(146,974)
Partner Healthcare Subaccount	$(15,369)	$48,185	$108,381	$141,197	$78,659	$—	$(80,971)
Partner Natural Resources Subaccount	$(22,666)	$(23,234)	$344,820	$298,920	$145,667	$(2,711)	$(79,613)
Partner Emerging Markets Subaccount	$(26,335)	$76,747	$519,481	$569,893	$382,099	$(3,753)	$(106,021)
Real Estate Securities Subaccount	$170,309	$(296,618)	$2,478,243	$2,351,934	$386,102	$(89,440)	$(638,383)
Partner Utilities Subaccount	$7,076	$(16,760)	$42,337	$32,653	$15,427	$(4,185)	$(25,880)
Partner Small Cap Growth Subaccount	$(37,340)	$(15,089)	$894,031	$841,602	$86,758	$(27,134)	$(163,492)
Partner Small Cap Value Subaccount	$(9,310)	$73,415	$1,388,345	$1,452,450	$230,742	$(28,072)	$(547,960)
Small Cap Stock Subaccount	$(80,328)	$(323,460)	$2,014,915	$1,611,127	$206,804	$(57,230)	$(510,452)
Small Cap Index Subaccount	$(16,795)	$(397,781)	$1,828,980	$1,414,404	$106,244	$(21,401)	$(546,415)
Mid Cap Growth II Subaccount	$(28,500)	$220,549	$426,137	$618,186	$52,132	$(5,580)	$(211,227)
Mid Cap Growth Subaccount	$(663,443)	$1,292,676	$18,842,067	$19,471,300	$1,588,082	$(690,654)	$(4,973,535)
Partner Mid Cap Value Subaccount	$(6,320)	$(17,470)	$536,142	$512,352	$53,850	$(2,810)	$(140,334)
Mid Cap Stock Subaccount	$(65,757)	$(182,173)	$2,472,217	$2,224,287	$271,149	$(86,475)	$(614,192)
Mid Cap Index Subaccount	$(3,958)	$(19,756)	$1,654,802	$1,631,088	$135,079	$(38,842)	$(495,080)
Partner Worldwide Allocation Subaccount	$17,128	$65,053	$526,187	$608,368	$271,218	$(74,890)	$(369,781)
Partner International Stock Subaccount	$394,668	$(2,117,129)	$5,332,782	$3,610,321	$1,108,144	$(369,719)	$(3,707,460)
Partner Socially Responsible Stock Subaccount	$(2,147)	$1,160	$41,329	$40,342	$40,625	$—	$(5,941)
Partner All Cap Growth Subaccount	$(9,597)	$29,261	$161,523	$181,187	$70,034	$(7,513)	$(45,295)
Partner All Cap Value Subaccount	$(6,162)	$7,869	$87,553	$89,260	$13,419	$(1,395)	$(59,502)
Partner All Cap Subaccount	$(31,807)	$(434,167)	$1,579,091	$1,113,117	$189,832	$(95,195)	$(705,504)
Large Cap Growth II Subaccount	$(16,559)	$162,404	$(10,594)	$135,251	$21,982	$(12,200)	$(120,745)
Large Cap Growth Subaccount	$(1,631,367)	$(8,267,664)	$36,346,154	$26,447,123	$5,646,755	$(4,752,807)	$(21,097,854)
Partner Growth Stock Subaccount	$(80,362)	$(8,194)	$1,156,097	$1,067,541	$204,163	$(19,791)	$(607,303)
Large Cap Value Subaccount	$65,655	$(153,772)	$3,527,255	$3,439,138	$648,303	$(243,289)	$(2,280,722)
Large Cap Stock Subaccount	$(61,585)	$(372,901)	$1,712,831	$1,278,345	$310,244	$(95,200)	$(1,082,976)
Large Cap Index Subaccount	$92,228	$(446,787)	$1,777,714	$1,423,155	$230,251	$(77,230)	$(923,062)
Equity Income Plus Subaccount	$9,036	$171	$66,290	$75,497	$29,914	$—	$(13,965)
Balanced Subaccount	$100,168	$22,586	$635,882	$758,636	$44,582	$(47,306)	$(527,470)
High Yield Subaccount	$10,075,952	$(11,953,856)	$19,555,634	$17,677,730	$2,912,495	$(2,987,855)	$(11,063,308)
Diversified Income Plus Subaccount	$319,939	$(58,241)	$894,830	$1,156,528	$295,757	$(35,584)	$(572,224)
Partner Socially Responsible Bond Subaccount	$10,612	$25,794	$(11,051)	$25,355	$23,789	$—	$(18,672)
Income Subaccount	$5,927,958	$33,534	$8,933,350	$14,894,842	$3,853,344	$(4,170,339)	$(12,507,844)
Bond Index Subaccount	$179,689	$46,431	$459,331	$685,451	$225,179	$(22,364)	$(772,971)
Limited Maturity Bond Subaccount	$503,186	$(76,719)	$528,862	$955,329	$850,972	$(234,739)	$(2,319,842)
Mortgage Securities Subaccount	$56,617	$47,780	$150,950	$255,347	$23,952	$(34,657)	$(206,632)
Money Market Subaccount	$(249,214)	$—	$—	$(249,214)	$3,245,167	$(501,032)	$(4,953,341)

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes of Net Assets, continued

	Increase (decrease) in net assets from contract related transactions
	Administrative Charges	Annuity benefit payments	Adjustments to annuity reserves	Transfers between subaccounts	Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Aggressive Allocation Subaccount	$(2,210)	$—	$—	$(1,565,675)	$(1,889,769)	$4,103,370	$38,243,241	$42,346,611
Moderately Aggressive Allocation Subaccount	$(3,838)	$—	$—	$(3,331,954)	$(9,143,618)	$11,125,002	$149,796,005	$160,921,007
Moderate Allocation Subaccount	$(5,226)	$—	$—	$6,274,843	$(5,113,505)	$23,512,770	$232,785,254	$256,298,024
Moderately Conservative Allocation Subaccount	$(1,911)	$—	$—	$6,696,160	$(1,729,460)	$8,244,747	$98,365,171	$106,609,918
Partner Technology Subaccount	$(104)	$(1,768)	$1,572	$(72,853)	$(111,250)	$318,697	$2,000,545	$2,319,242
Partner Healthcare Subaccount	$(10)	$—	$—	$258,913	$256,591	$397,788	$1,349,947	$1,747,735
Partner Natural Resources Subaccount	$(169)	$—	$—	$(135,241)	$(72,067)	$226,853	$2,231,024	$2,457,877
Partner Emerging Markets Subaccount	$(43)	$—	$—	$711,011	$983,293	$1,553,186	$1,662,793	$3,215,979
Real Estate Securities Subaccount	$(255)	$(15,089)	$9,775	$(1,161,509)	$(1,508,799)	$843,135	$9,921,659	$10,764,794
Partner Utilities Subaccount	$(6)	$—	$—	$(73,910)	$(88,554)	$(55,901)	$721,482	$665,581
Partner Small Cap Growth Subaccount	$(160)	$(11,156)	$10,525	$(106,098)	$(210,757)	$630,845	$3,361,126	$3,991,971
Partner Small Cap Value Subaccount	$(198)	$(8,505)	$5,359	$(277,597)	$(626,231)	$826,219	$7,147,472	$7,973,691
Small Cap Stock Subaccount	$(136)	$(14,514)	$5,464	$(764,489)	$(1,134,553)	$476,574	$7,772,313	$8,248,887
Small Cap Index Subaccount	$(336)	$(5,463)	$4,535	$(596,140)	$(1,058,976)	$355,428	$6,658,194	$7,013,622
Mid Cap Growth II Subaccount	$(218)	$(8,262)	$3,595	$(357,692)	$(527,252)	$90,934	$2,726,959	$2,817,893
Mid Cap Growth Subaccount	$(7,087)	$(292,639)	$215,373	$(6,795,861)	$(10,956,321)	$8,514,979	$77,699,126	$86,214,105
Partner Mid Cap Value Subaccount	$(26)	$—	$—	$33,224	$(56,096)	$456,256	$2,236,815	$2,693,071
Mid Cap Stock Subaccount	$(222)	$(31,221)	$11,853	$(1,180,981)	$(1,630,089)	$594,198	$10,330,453	$10,924,651
Mid Cap Index Subaccount	$(294)	$(10,767)	$8,789	$(778,674)	$(1,179,789)	$451,299	$7,363,940	$7,815,239
Partner Worldwide Allocation Subaccount	$(26)	$—	$—	$957,290	$783,811	$1,392,179	$4,137,013	$5,529,192
Partner International Stock Subaccount	$(3,705)	$(209,256)	$150,605	$(8,004,492)	$(11,035,883)	$(7,425,562)	$63,262,672	$55,837,110
Partner Socially Responsible Stock Subaccount	$—	$—	$—	$52,776	$87,460	$127,802	$153,885	$281,687
Partner All Cap Growth Subaccount	$(2)	$—	$—	$70,824	$88,048	$269,235	$792,304	$1,061,539
Partner All Cap Value Subaccount	$—	$—	$—	$(11,418)	$(58,896)	$30,364	$544,194	$574,558
Partner All Cap Subaccount	$(309)	$(15,993)	$10,252	$(934,644)	$(1,551,561)	$(438,444)	$8,736,876	$8,298,432
Large Cap Growth II Subaccount	$(93)	$(8,220)	$4,358	$(196,571)	$(311,489)	$(176,238)	$2,240,275	$2,064,037
Large Cap Growth Subaccount	$(29,454)	$(1,474,519)	$907,296	$(27,719,430)	$(48,520,013)	$(22,072,890)	$328,870,771	$306,797,881
Partner Growth Stock Subaccount	$(226)	$(18,160)	$8,386	$(720,877)	$(1,153,808)	$(86,267)	$8,023,731	$7,937,464
Large Cap Value Subaccount	$(900)	$(93,744)	$55,655	$(3,588,181)	$(5,502,878)	$(2,063,740)	$35,614,980	$33,551,240
Large Cap Stock Subaccount	$(435)	$(46,070)	$31,077	$(2,258,208)	$(3,141,568)	$(1,863,223)	$16,831,175	$14,967,952
Large Cap Index Subaccount	$(358)	$(22,313)	$17,021	$(1,338,989)	$(2,114,680)	$(691,525)	$12,487,291	$11,795,766
Equity Income Plus Subaccount	$—	$—	$—	$576,493	$592,442	$667,939	$324,598	$992,537
Balanced Subaccount	$(275)	$(30,865)	$17,797	$(693,902)	$(1,237,439)	$(478,803)	$7,126,444	$6,647,641
High Yield Subaccount	$(10,646)	$(858,090)	$471,850	$(12,404,361)	$(23,939,915)	$(6,262,185)	$145,776,327	$139,514,142
Diversified Income Plus Subaccount	$(173)	$(41,397)	$26,330	$170,878	$(156,413)	$1,000,115	$8,166,545	$9,166,660
Partner Socially Responsible Bond Subaccount	$(3)	$—	$—	$319,516	$324,630	$349,985	$320,633	$670,618
Income Subaccount	$(8,609)	$(864,876)	$443,372	$(12,086,384)	$(25,341,336)	$(10,446,494)	$154,026,824	$143,580,330
Bond Index Subaccount	$(309)	$(15,006)	$11,650	$(567,544)	$(1,141,365)	$(455,914)	$8,907,401	$8,451,487
Limited Maturity Bond Subaccount	$(885)	$(87,820)	$56,076	$(1,562,898)	$(3,299,136)	$(2,343,807)	$24,083,695	$21,739,888
Mortgage Securities Subaccount	$(44)	$(8,960)	$1,167	$(275,746)	$(500,920)	$(245,573)	$2,580,067	$2,334,494
Money Market Subaccount	$(1,523)	$(101,572)	$50,418	$(7,560,896)	$(9,822,779)	$(10,071,993)	$27,999,740	$17,927,747

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes of Net Assets

December 31, 2009

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net Investment Income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Proceeds from units issued	Death benefits	Surrenders and terminations
Aggressive Allocation	$1,093,974	$(1,627,389)	$9,218,345	$8,684,930	$793,943	$(129,857)	$(2,156,065)
Moderately Aggressive Allocation	$4,782,511	$(4,116,109)	$31,931,512	$32,597,914	$5,557,207	$(583,662)	$(5,771,188)
Moderate Allocation	$7,417,002	$(5,104,946)	$43,912,420	$46,224,476	$5,073,782	$(1,780,945)	$(13,303,518)
Moderately Conservative Allocation	$2,717,932	$(1,512,538)	$16,183,064	$17,388,458	$1,828,990	$(2,042,472)	$(7,344,729)
Partner Technology	$(16,252)	$(234,407)	$885,444	$634,785	$104,015	$(22,435)	$(85,670)
Partner Healthcare	$(11,075)	$(17,870)	$252,201	$223,256	$76,493	$—	$(37,026)
Partner Natural Resources	$(16,563)	$(172,029)	$718,592	$530,000	$123,875	$—	$(79,471)
Partner Emerging Markets	$(660)	$(79,538)	$415,657	$335,459	$145,153	$—	$(39,246)
Real Estate Securities	$241,259	$(1,779,441)	$3,437,436	$1,899,254	$214,483	$(105,054)	$(680,828)
Partner Utilities	$(6,852)	$(76,938)	$152,783	$68,993	$24,488	$—	$(25,761)
Partner Small Cap Growth	$(28,693)	$(318,327)	$1,159,693	$812,673	$54,672	$(28,568)	$(195,764)
Partner Small Cap Value	$(15,658)	$(365,943)	$1,963,049	$1,581,448	$94,085	$(91,094)	$(422,284)
Small Cap Stock	$(12,337)	$(762,130)	$2,024,217	$1,249,750	$206,431	$(92,939)	$(508,017)
Small Cap Index	$51,661	$91,308	$1,095,392	$1,238,361	$101,073	$(49,867)	$(428,725)
Mid Cap Growth II	$(25,898)	$(306,045)	$1,226,250	$894,307	$98,032	$(101,659)	$(190,901)
Mid Cap Growth	$(727,118)	$(3,163,171)	$30,791,487	$26,901,198	$1,559,400	$(830,959)	$(3,865,015)
Partner Mid Cap Value	$(1,713)	$(227,275)	$733,111	$504,123	$55,662	$(107,034)	$(106,444)
Mid Cap Stock	$(49,111)	$(1,013,094)	$3,996,335	$2,934,130	$279,453	$(200,228)	$(628,778)
Mid Cap Index	$52,358	$(217,362)	$2,109,745	$1,944,741	$110,760	$(67,140)	$(516,549)
Partner Worldwide Allocation	$24,879	$(54,027)	$810,250	$781,102	$182,526	$(1,288)	$(105,380)
Partner International Stock	$676,078	$(5,394,670)	$16,571,372	$11,852,780	$1,248,586	$(879,770)	$(3,808,126)
Partner Socially Responsible Stock	$(302)	$(1,653)	$27,762	$25,807	$16,444	$—	$(1,690)
Partner All Cap Growth	$(4,316)	$(21,435)	$186,125	$160,374	$62,058	$—	$(31,289)
Partner All Cap Value	$1,806	$(55,944)	$157,421	$103,283	$10,039	$—	$(17,204)
Partner All Cap	$18,967	$(1,057,679)	$2,864,648	$1,825,936	$257,945	$(184,108)	$(499,908)
Large Cap Growth II	$(11,156)	$(136,264)	$792,533	$645,113	$43,650	$(35,414)	$(214,804)
Large Cap Growth	$(1,008,804)	$(23,276,078)	$122,149,223	$97,864,341	$6,100,016	$(4,954,798)	$(17,210,351)
Partner Growth Stock	$(57,597)	$(752,296)	$3,298,446	$2,488,553	$158,921	$(266,296)	$(501,731)
Large Cap Value	$225,237	$(1,863,902)	$7,322,943	$5,684,278	$684,494	$(656,599)	$(2,335,446)
Large Cap Stock	$(26,748)	$(1,259,320)	$4,896,332	$3,610,264	$314,414	$(145,147)	$(1,054,119)
Large Cap Index	$233,535	$(769,179)	$3,019,564	$2,483,920	$230,358	$(311,006)	$(876,651)
Equity Income Plus	$1,747	$(45,973)	$93,423	$49,197	$7,499	$—	$(49,821)
Balanced	$232,520	$(359,448)	$1,342,267	$1,215,339	$179,894	$(252,744)	$(708,194)
High Yield	$10,670,681	$(17,200,765)	$52,451,190	$45,921,106	$3,486,899	$(2,752,713)	$(8,812,139)
Diversified Income Plus	$487,367	$(430,313)	$1,948,953	$2,006,007	$115,714	$(244,249)	$(591,564)
Partner Socially Responsible Bond	$6,512	$17,515	$2,018	$26,045	$18,759	$—	$(25,089)
Income	$6,993,743	$(4,521,560)	$24,677,623	$27,149,806	$3,008,799	$(4,095,607)	$(10,982,367)
Bond Index	$241,124	$(184,712)	$482,717	$539,129	$238,649	$(270,546)	$(1,037,312)
Limited Maturity Bond	$723,186	$(579,869)	$2,705,539	$2,848,856	$549,886	$(537,272)	$(2,370,393)
Mortgage Securities	$62,239	$(60,372)	$271,141	$273,008	$16,015	$(18,327)	$(85,776)
Money Market	$(232,264)	$—	$—	$(232,264)	$4,066,524	$(568,013)	$(8,878,120)

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes of Net Assets

December 31, 2009, continued

	Increase (decrease) in net assets from contract related transactions
Subaccount	Administrative Charges	Annuity benefit payments	Adjustments to annuity reserves	Transfers between subaccounts	Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Aggressive Allocation	$(2,723)	$—	$—	$719,185	$(775,517)	$7,909,413	$30,333,828	$38,243,241
Moderately Aggressive Allocation	$(5,028)	$—	$—	$179,565	$(623,106)	$31,974,808	$117,821,197	$149,796,005
Moderate Allocation	$(5,971)	$—	$—	$8,816,496	$(1,200,156)	$45,024,320	$187,760,934	$232,785,254
Moderately Conservative Allocation	$(2,188)	$—	$—	$7,193,054	$(367,345)	$17,021,113	$81,344,058	$98,365,171
Partner Technology	$(122)	$(1,398)	$(659)	$102,297	$96,028	$730,813	$1,269,732	$2,000,545
Partner Healthcare	$(11)	$—	$—	$249,372	$288,828	$512,084	$837,863	$1,349,947
Partner Natural Resources	$(109)	$—	$—	$718,721	$763,016	$1,293,016	$938,008	$2,231,024
Partner Emerging Markets	$—	$—	$—	$880,243	$986,150	$1,321,609	$341,184	$1,662,793
Real Estate Securities	$(249)	$(10,294)	$(6,674)	$(1,189,880)	$(1,778,496)	$120,758	$9,800,901	$9,921,659
Partner Utilities	$(7)	$—	$—	$(46,377)	$(47,657)	$21,336	$700,146	$721,482
Partner Small Cap Growth	$(177)	$(8,700)	$(5,453)	$(144,734)	$(328,724)	$483,949	$2,877,177	$3,361,126
Partner Small Cap Value	$(200)	$(6,642)	$(3,961)	$(151,192)	$(581,288)	$1,000,160	$6,147,312	$7,147,472
Small Cap Stock	$(186)	$(11,382)	$(11,208)	$(476,877)	$(894,178)	$355,572	$7,416,741	$7,772,313
Small Cap Index	$(433)	$(5,472)	$(2,482)	$(531,474)	$(917,380)	$320,981	$6,337,213	$6,658,194
Mid Cap Growth II	$(189)	$(6,892)	$(1)	$(212,559)	$(414,169)	$480,138	$2,246,821	$2,726,959
Mid Cap Growth	$(8,743)	$(248,856)	$(122,518)	$(6,377,342)	$(9,894,033)	$17,007,165	$60,691,961	$77,699,126
Partner Mid Cap Value	$(33)	$—	$—	$(11,846)	$(169,695)	$334,428	$1,902,387	$2,236,815
Mid Cap Stock	$(233)	$(22,796)	$(20,164)	$(900,128)	$(1,492,874)	$1,441,256	$8,889,197	$10,330,453
Mid Cap Index	$(305)	$(8,564)	$(5,058)	$(587,178)	$(1,074,034)	$870,707	$6,493,233	$7,363,940
Partner Worldwide Allocation	$(9)	$—	$—	$1,807,124	$1,882,973	$2,664,075	$1,472,938	$4,137,013
Partner International Stock	$(4,838)	$(196,474)	$(110,704)	$(8,471,628)	$(12,222,954)	$(370,174)	$63,632,846	$63,262,672
Partner Socially Responsible Stock	$—	$—	$—	$66,315	$81,069	$106,876	$47,009	$153,885
Partner All Cap Growth	$—	$—	$—	$405,599	$436,368	$596,742	$195,562	$792,304
Partner All Cap Value	$—	$—	$—	$154,739	$147,574	$250,857	$293,337	$544,194
Partner All Cap	$(455)	$(14,637)	$(6,336)	$(946,191)	$(1,393,690)	$432,246	$8,304,630	$8,736,876
Large Cap Growth II	$(147)	$(7,674)	$(1,791)	$(429,290)	$(645,470)	$(357)	$2,240,632	$2,240,275
Large Cap Growth	$(38,410)	$(1,321,018)	$(631,829)	$(27,857,905)	$(45,914,295)	$51,950,046	$276,920,725	$328,870,771
Partner Growth Stock	$(325)	$(13,576)	$(2,972)	$(1,221,352)	$(1,847,331)	$641,222	$7,382,509	$8,023,731
Large Cap Value	$(1,173)	$(73,240)	$(36,674)	$(3,869,152)	$(6,287,790)	$(603,512)	$36,218,492	$35,614,980
Large Cap Stock	$(501)	$(37,018)	$(49,431)	$(2,384,581)	$(3,356,383)	$253,881	$16,577,294	$16,831,175
Large Cap Index	$(434)	$(18,034)	$(8,558)	$(1,481,873)	$(2,466,198)	$17,722	$12,469,569	$12,487,291
Equity Income Plus	$(7)	$—	$—	$33,269	$(9,060)	$40,137	$284,461	$324,598
Balanced	$(333)	$(22,964)	$(9,331)	$(1,012,266)	$(1,825,938)	$(610,599)	$7,737,043	$7,126,444
High Yield	$(13,770)	$(721,767)	$(271,635)	$(11,220,250)	$(20,305,375)	$25,615,731	$120,160,596	$145,776,327
Diversified Income Plus	$(248)	$(34,658)	$(20,708)	$(216,812)	$(992,525)	$1,013,482	$7,153,063	$8,166,545
Partner Socially Responsible Bond	$(12)	$—	$—	$85,671	$79,329	$105,374	$215,259	$320,633
Income	$(11,536)	$(848,531)	$(321,628)	$(14,437,997)	$(27,688,867)	$(539,061)	$154,565,885	$154,026,824
Bond Index	$(310)	$(13,426)	$(5,875)	$124,850	$(963,970)	$(424,841)	$9,332,242	$8,907,401
Limited Maturity Bond	$(981)	$(82,897)	$(40,059)	$(1,627,544)	$(4,109,260)	$(1,260,404)	$25,344,099	$24,083,695
Mortgage Securities	$(54)	$(9,811)	$(3,376)	$(338,812)	$(440,141)	$(167,133)	$2,747,200	$2,580,067
Money Market	$(2,397)	$(137,697)	$(59,912)	$(15,585,582)	$(21,165,197)	$(21,397,461)	$49,397,201	$27,999,740

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements

December 31, 2010

(1) Organization

The TLIC Variable Annuity Account A (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Life Insurance Company (TLIC). TLIC offers financial services to Lutherans and through its parent, Thrivent Financial Holdings, Inc., a wholly owned subsidiary of Thrivent Financial for Lutherans (Thrivent Financial), a fraternal benefit society. The Variable Account contains 41 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as follows:

Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Partner Technology (a)	Thrivent Series Fund, Inc. — Partner Technology Portfolio
Partner Healthcare (b)	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Partner Natural Resources (b)	Thrivent Series Fund, Inc. — Partner Natural Resources Portfolio
Partner Emerging Markets (b)	Thrivent Series Fund, Inc. — Partner Emerging Markets Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Partner Utilities (b)	Thrivent Series Fund, Inc. — Partner Utilities Portfolio
Partner Small Cap Growth	Thrivent Series Fund, Inc. — Partner Small Cap Growth Portfolio
Partner Small Cap Value	Thrivent Series Fund, Inc. — Partner Small Cap Value Portfolio
Small Cap Stock	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Growth II	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio II
Mid Cap Growth	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio
Partner Mid Cap Value	Thrivent Series Fund, Inc. — Partner Mid Cap Value Portfolio
Mid Cap Stock	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner Worldwide Allocation (b)	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Partner International Stock	Thrivent Series Fund, Inc. — Partner International Stock Portfolio
Partner Socially Responsible Stock (b)	Thrivent Series Fund, Inc. — Partner Socially Responsible Stock Portfolio
Partner All Cap Growth (b)	Thrivent Series Fund, Inc. — Partner All Cap Growth Portfolio
Partner All Cap Value (b)	Thrivent Series Fund, Inc. — Partner All Cap Value Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth II	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio II
Large Cap Growth	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
Equity Income Plus (b)	Thrivent Series Fund, Inc. — Equity Income Plus Portfolio
Balanced	Thrivent Series Fund, Inc. — Balanced Portfolio

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(1) Organization, continued

Subaccount	Series
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Diversified Income Plus (c)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Partner Socially Responsible Bond (b)	Thrivent Series Fund, Inc. — Partner Socially Responsible Bond Portfolio
Income	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Mortgage Securities	Thrivent Series Fund, Inc. — Mortgage Securities Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Formerly known as Technology, name change effective June 30, 2009
(b)	Since inception, April 30, 2008
(c)	Formerly known as High Yield II, name change effective June 30, 2006

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by TLIC. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of TLIC. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of TLIC.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of TLIC and invested by TLIC as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2) Significant Accounting Policies

Valuation of Investments

The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

TLIC is taxed as a life insurance company and includes its single premium variable life insurance operations in its tax return. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the accounts to the extent the earnings are credited under the contracts. Based on this, TLIC anticipates no tax liability resulting from operations of the Variable Account and no provision for income taxes has been charged against the Variable Account. TLIC will periodically review the status of this policy in the event of changes in the tax law and reserves the right to charge for taxes in the future.

Annuity Reserves

Annuity reserves represented as reserves for contracts in annuity payout period on the statement of assets and liabilities, are computed based on amounts currently payable according to the 1983 Table A mortality table

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(2) Significant Accounting Policies, continued

Annuity Reserves, continued

and the 2000 IAM mortality table. The assumed interest is 3.5%. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reimbursed to TLIC. If additional reserves are required, TLIC reimburses the Variable Account.

Death Claims

Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits. Prior to October 2005, amounts payable for death benefits were transferred to the general account upon election of the first beneficiary, pending instructions from the other beneficiaries for disbursement.

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments have been classified into one of three categories based on that evaluation:

Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.

The fair values for separate account assets are based on the quoted daily net asset values of the funds in which the separate accounts are invested. These investments have been categorized as Level 2 assets.

Subsequent Events

Management has evaluated the Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account’s financial statements.

(3) Expense Charges

Proceeds received by the Variable Account from units issued represent gross contract premiums received by TLIC less any applicable premium taxes. No charge for sales distribution expense is deducted from premiums received.

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(3) Expense Charges, continued

A surrender charge is deducted from the accumulated value of the contract to compensate TLIC if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract’s accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.

An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate TLIC for administrative expenses relating to the contract and the Variable Account. This charge is deducted by redeeming units of the subaccounts of the Variable Account. No such charge is deducted from contracts which total premiums paid, less surrenders, equals or exceeds $5,000. No administrative charge is payable during the annuity payment period.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract. The charge is based on the average daily net assets of the Variable Account and is equal to annual rate of 1.1% during accumulation period of the contract and 0.95% while the contract is pending payout due to a death claim.

Additionally, during the year ended December 31, 2010, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund. The Fund’s advisory agreement provides for fees as a percent of the average net assets for each subaccount, as shown below. These fees are paid at the Fund level.

Subaccount	% of Average Net Assets
Aggressive Allocation	0.15%
Moderately Aggressive Allocation	0.15%
Moderate Allocation	0.15%
Moderately Conservative Allocation	0.15%
Partner Technology	0.75%
Partner Healthcare	0.95%
Partner Natural Resources	0.75%
Partner Emerging Markets	1.20%
Real Estate Securities	0.80%
Partner Utilities	0.75%
Partner Small Cap Growth	1.00%
Partner Small Cap Value	0.80%
Small Cap Stock	0.70%
Small Cap Index	0.35%
Mid Cap Growth II	0.90%
Mid Cap Growth	0.40%
Partner Mid Cap Value	0.75%
Mid Cap Stock	0.70%
Mid Cap Index	0.35%
Partner Worldwide Allocation	0.90%
Partner International Stock	0.85%
Partner Socially Responsible Stock	0.80%
Partner All Cap Growth	0.95%
Partner All Cap Value	0.75%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(3) Expense Charges, continued

Subaccount	% of Average Net Assets
Partner All Cap	0.95%
Large Cap Growth II	0.80%
Large Cap Growth	0.40%
Partner Growth Stock	0.80%
Large Cap Value	0.60%
Large Cap Stock	0.65%
Large Cap Index	0.35%
Equity Income Plus	0.65%
Balanced	0.35%
High Yield	0.40%
Diversified Income Plus	0.40%
Partner Socially Responsible Bond	0.70%
Income	0.40%
Bond Index	0.35%
Limited Maturity Bond	0.40%
Mortgage Securities	0.50%
Money Market	0.40%

(4) Unit Activity

Transactions in units (including transfers among subaccounts) were as follows:

	Aggressive Allocation	Moderately Aggressive Allocation	Moderate Allocation	Moderately Conservative Allocation	Partner Technology	Partner Healthcare
Units Outstanding at December 31, 2008	3,535,418	13,477,544	20,663,392	8,589,741	190,058	94,290
Units Issued	739,553	2,584,725	4,317,308	2,675,400	73,117	80,898
Units Redeemed	(824,948)	(2,714,751)	(4,567,695)	(2,694,182)	(69,548)	(51,150)

Units Outstanding at December 31, 2009	3,450,023	13,347,518	20,413,005	8,570,959	193,627	124,038
Units Issued	866,951	1,665,785	4,655,662	2,385,330	84,380	86,963
Units Redeemed	(1,030,629)	(2,453,780)	(5,080,521)	(2,526,261)	(96,493)	(64,903)

Units Outstanding at December 31, 2010	3,286,345	12,559,523	19,988,146	8,430,028	181,514	146,098

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(4) Unit Activity, continued

	Partner Natural Resources	Partner Emerging Markets	Real Estate Securities	Partner Utilities	Partner Small Cap Growth	Partner Small Cap Value
Units Outstanding at December 31, 2008	164,877	60,927	742,099	100,151	341,375	407,626
Units Issued	209,558	167,574	241,777	38,129	167,150	154,129
Units Redeemed	(98,560)	(56,653)	(395,827)	(45,113)	(209,950)	(193,963)

Units Outstanding at December 31, 2009	275,875	171,848	588,049	93,167	298,575	367,792
Units Issued	107,514	224,593	275,437	10,892	113,933	123,020
Units Redeemed	(119,233)	(132,539)	(357,153)	(22,611)	(134,749)	(155,794)

Units Outstanding at December 31, 2010	264,156	263,902	506,333	81,448	277,759	335,018

	Small Cap Stock	Small Cap Index	Mid Cap Growth II	Mid Cap Growth	Partner Mid Cap Value	Mid Cap Stock
Units Outstanding at December 31, 2008	735,498	613,862	303,409	4,586,473	221,344	901,845
Units Issued	231,780	230,083	58,824	530,868	82,131	314,719
Units Redeemed	(319,562)	(323,674)	(112,643)	(1,175,822)	(104,641)	(455,700)

Units Outstanding at December 31, 2009	647,716	520,271	249,590	3,941,519	198,834	760,864
Units Issued	298,200	148,224	55,097	534,404	79,635	235,236
Units Redeemed	(390,902)	(228,681)	(101,047)	(1,059,497)	(84,415)	(351,403)

Units Outstanding at December 31, 2010	555,014	439,814	203,640	3,416,426	194,054	644,697

	Mid Cap Index	Partner Worldwide Allocation	Partner International Stock	Partner Socially Responsible Stock	Partner All Cap Growth	Partner All Cap Value
Units Outstanding at December 31, 2008	649,181	243,631	5,388,717	7,284	36,874	52,975
Units Issued	220,625	410,477	741,437	12,507	88,829	48,131
Units Redeemed	(325,008)	(128,660)	(1,789,732)	(2,019)	(25,221)	(30,735)

Units Outstanding at December 31, 2009	544,798	525,448	4,340,422	17,772	100,482	70,371
Units Issued	136,107	340,629	1,134,529	11,166	60,914	32,902
Units Redeemed	(217,476)	(240,136)	(1,929,526)	(1,137)	(52,792)	(40,072)

Units Outstanding at December 31, 2010	463,429	625,941	3,545,425	27,801	108,604	63,201

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(4) Unit Activity, continued

Transactions in units (including transfers among subaccounts) were as follows:

	Partner All Cap	Large Cap Growth II	Large Cap Growth	Partner Growth Stock	Large Cap Value	Large Cap Stock
Units Outstanding at December 31, 2008	1,053,711	314,525	7,424,781	923,088	3,882,292	2,055,904
Units Issued	134,183	103,953	1,093,855	466,735	786,352	549,906
Units Redeemed	(311,910)	(191,448)	(2,195,126)	(681,313)	(1,480,918)	(954,666)

Units Outstanding at December 31, 2009	875,984	227,030	6,323,510	708,510	3,187,726	1,651,144
Units Issued	112,466	36,517	967,627	123,295	913,019	893,835
Units Redeemed	(266,663)	(68,661)	(1,931,729)	(225,091)	(1,412,646)	(1,210,896)

Units Outstanding at December 31, 2010	721,787	194,886	5,359,408	606,714	2,688,099	1,334,083

	Large Cap Index	Equity Income Plus	Balanced	High Yield	Diversified Income Plus	Partner Socially Responsible Bond
Units Outstanding at December 31, 2008	1,417,240	40,698	762,073	4,763,320	614,497	21,119
Units Issued	470,587	44,615	414,724	641,107	170,826	19,226
Units Redeemed	(751,077)	(45,070)	(595,218)	(1,327,681)	(255,405)	(11,690)

Units Outstanding at December 31, 2009	1,136,750	40,243	581,579	4,076,746	529,918	28,655
Units Issued	541,323	84,805	63,437	588,265	215,638	45,485
Units Redeemed	(734,919)	(18,010)	(165,572)	(1,232,198)	(226,539)	(18,061)

Units Outstanding at December 31, 2010	943,154	107,038	479,444	3,432,813	519,017	56,079

	Income	Bond Index	Limited Maturity Bond	Mortgage Securities	Money Market
Units Outstanding at December 31, 2008	5,334,320	763,761	2,296,736	252,949	24,044,540
Units Issued	824,244	477,472	718,527	44,302	11,573,970
Units Redeemed	(1,725,539)	(558,407)	(1,079,280)	(84,499)	(22,004,241)

Units Outstanding at December 31, 2009	4,433,025	682,826	1,935,983	212,752	13,614,269
Units Issued	848,519	215,020	979,346	93,832	11,747,571
Units Redeemed	(1,555,322)	(301,902)	(1,252,033)	(133,214)	(16,601,440)

Units Outstanding at December 31, 2010	3,726,222	595,944	1,663,296	173,370	8,760,400

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(5) Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2010 were as follows:

Subaccount	Purchases	Sales
Aggressive Allocation	$5,086,634	$6,491,466
Moderately Aggressive Allocation	11,192,824	16,263,022
Moderate Allocation	27,857,758	25,771,690
Moderately Conservative Allocation	14,889,983	13,720,905
Partner Technology	530,108	665,367
Partner Healthcare	476,500	207,292
Partner Natural Resources	486,245	580,977
Partner Emerging Markets	1,609,207	652,249
Real Estate Securities	918,156	2,266,421
Partner Utilities	58,314	139,792
Partner Small Cap Growth	418,341	676,962
Partner Small Cap Value	742,592	1,383,492
Small Cap Stock	400,099	1,620,445
Small Cap Index	592,995	1,673,300
Mid Cap Growth II	349,899	693,927
Mid Cap Growth	1,775,689	13,610,826
Partner Mid Cap Value	326,566	388,983
Mid Cap Stock	491,998	2,199,696
Mid Cap Index	503,864	1,696,401
Partner Worldwide Allocation	1,687,408	886,469
Partner International Stock	1,307,991	12,099,811
Partner Socially Responsible Stock	93,766	8,453
Partner All Cap Growth	386,698	308,246
Partner All Cap Value	197,335	262,393
Partner All Cap	412,895	2,006,515
Large Cap Growth II	285,841	364,405
Large Cap Growth	3,720,400	54,779,075
Partner Growth Stock	406,912	1,649,469
Large Cap Value	969,734	6,462,613
Large Cap Stock	583,554	3,817,784
Large Cap Index	593,915	2,633,389
Equity Income Plus	665,778	64,300
Balanced	342,227	1,451,998
High Yield	13,299,939	27,635,751
Diversified Income Plus	1,627,378	1,490,182
Partner Socially Responsible Bond	535,161	178,727
Income	9,868,911	29,725,661
Bond Index	1,087,665	2,060,992
Limited Maturity Bond	2,815,179	5,667,205
Mortgage Securities	399,122	821,572
Money Market	6,626,561	16,748,971

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2010, except as indicated in Note 1, follows:

Subaccount	2010	2009	2008	2007	2006
Aggressive Allocation
Units	3,286,345	3,449,238	3,533,823	3,381,310	2,795,101
Unit value	$12.89	$11.09	$8.58	$13.82	$12.78
Deathclaim units	—	785	1,595	—	—
Deathclaim unit value	$12.09	$10.39	$8.03	$12.91	$11.92
Net assets	$42,346,611	$38,243,241	$30,333,828	$46,737,319	$35,731,467
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	1.47%	4.43%	1.52%	0.59%	0.00%
Total return (c)	16.24 - 16.42%	29.19 - 29.39%	(37.92) - (37.83)%	8.12 - 8.29%	12.50 - 12.67%

Moderately Aggressive Allocation
Units	12,556,224	13,343,691	13,475,126	13,482,283	9,260,101
Unit value	$12.81	$11.22	$8.74	$13.27	$12.45
Deathclaim units	3,299	3,827	2,418	949	—
Deathclaim unit value	$12.19	$10.66	$8.29	$12.57	$11.77
Net assets	$160,921,007	$149,796,005	$117,821,197	$178,941,319	$115,327,172
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	2.30%	4.86%	2.04%	0.83%	0.00%
Total return (c)	14.17 - 14.34%	28.38 - 28.57%	(34.13) - (34.03)%	6.56 - 6.72%	11.86 - 11.99%

Moderate Allocation
Units	19,981,327	20,408,118	20,660,983	20,599,232	14,202,815
Unit value	$12.82	$11.40	$9.09	$12.71	$12.04
Deathclaim units	6,819	4,887	2,409	25,151	22,235
Deathclaim unit value	$12.36	$10.97	$8.73	$12.20	$11.53
Net assets	$256,298,024	$232,785,254	$187,760,934	$262,204,291	$171,255,600
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	2.56%	4.80%	2.45%	1.18%	0.00%
Total return (c)	12.44 - 12.61%	25.50 - 25.69%	(28.53) - (28.42)%	5.60 - 5.76%	10.26 - 10.44%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Moderately Conservative Allocation
Units	8,426,795	8,566,166	8,589,118	8,375,986	5,352,009
Unit value	$12.65	$11.48	$9.47	$12.06	$11.55
Deathclaim units	3,233	4,793	623	4,915	14,826
Deathclaim unit value	$12.33	$11.17	$9.20	$11.70	$11.19
Net assets	$106,609,918	$98,365,171	$81,344,058	$101,075,143	$61,959,574
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	2.43%	4.16%	2.69%	1.56%	0.00%
Total return (c)	10.19 - 10.36%	21.19 - 21.37%	(21.48) - (21.36)%	4.46 - 4.61%	8.35 - 8.54%

Partner Technology
Units	181,514	193,627	189,879	248,877	213,671
Unit value	$12.68	$10.26	$6.62	$12.96	$11.80
Deathclaim units	—	—	179	—	—
Deathclaim unit value	$11.65	$9.41	$6.07	$11.86	$10.78
Net assets	$2,319,242	$2,000,545	$1,269,732	$3,255,422	$2,542,170
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (c)	23.63 - 23.82%	54.87 - 55.10%	(48.89) - (48.81)%	9.85 - 10.02%	2.16 - 2.28%

Partner Healthcare
Units	146,098	124,038	94,290
Unit value	$11.96	$10.88	$8.89
Deathclaim units	—	—	—
Deathclaim unit value	$12.01	$10.91	$8.90
Net assets	$1,747,735	$1,349,947	$837,863
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.15%	0.01%	0.12%
Total return (c)	9.92 - 10.08%	22.48 - 22.66%	(11.14) - (11.05)%

Partner Natural Resources
Units	264,156	275,875	164,877
Unit value	$9.30	$8.09	$5.69
Deathclaim units	—	—	—
Deathclaim unit value	$9.34	$8.11	$5.69
Net assets	$2,457,877	$2,231,024	$938,008
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.09%	0.00%	0.11%
Total return (c)	15.06 - 15.23%	42.15 - 42.36%	(43.11) - (43.05)%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Partner Emerging Markets
Units	263,902	171,848	60,927
Unit value	$12.19	$9.68	$5.60
Deathclaim units	—	—	—
Deathclaim unit value	$12.24	$9.70	$5.61
Net assets	$3,215,979	$1,662,793	$341,184
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.00%	1.00%	0.90%
Total return (c)	25.94 - 26.13%	72.79 - 73.05%	(44.00 - 43.94)%

Real Estate Securities
Units	502,544	586,635	740,353	946,128	1,359,728
Unit value	$21.11	$16.73	$13.10	$21.11	$25.66
Deathclaim units	3,789	1,414	1,746	3,008	—
Deathclaim unit value	$11.65	$9.22	$7.21	$11.60	$14.08
Net assets	$10,764,794	$9,921,659	$9,800,901	$20,199,449	$35,292,508
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	2.75%	4.06%	6.05%	1.43%	1.47%
Total return (c)	26.17 - 26.36%	27.67 - 27.86%	(37.93) - (37.84)%	(17.72) - (17.60)%	32.75 - 32.96%

Partner Utilities
Units	81,448	93,167	100,151
Unit value	$8.17	$7.74	$6.99
Deathclaim units	—	—	—
Deathclaim unit value	$8.20	$7.76	$7.00
Net assets	$665,581	$721,482	$700,146
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	2.16%	0.00%	2.06%
Total return (c)	5.53 - 5.68%	10.77 - 10.94%	(30.09) - (30.02)%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Partner Small Cap Growth
Units	277,181	298,575	341,289	489,472	558,066
Unit value	$13.97	$10.96	$8.22	$14.64	$13.64
Deathclaim units	578	—	86	—	2,478
Deathclaim unit value	$12.03	$9.43	$7.06	$12.56	$11.68
Net assets	$3,991,971	$3,361,126	$2,877,177	$7,307,910	$7,716,369
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.00%	0.09%	0.01%	0.00%	0.00%
Total return (c)	27.46 - 27.65%	33.28 - 33.48%	(43.86) - (43.77)%	7.33 - 7.49%	11.35 - 11.45%

Partner Small Cap Value
Units	335,018	367,792	407,493	529,811	635,521
Unit value	$23.53	$19.27	$14.96	$20.73	$21.18
Deathclaim units	—	—	133	—	—
Deathclaim unit value	$13.90	$11.36	$8.81	$12.19	$12.44
Net assets	$7,973,691	$7,147,472	$6,147,312	$11,042,543	$13,552,310
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.97%	0.84%	1.16%	0.35%	0.20%
Total return (c)	22.11 - 22.29%	28.81 - 29.01%	(27.85) - (27.74)%	(2.12) - (1.97)%	20.20 - 20.43%

Small Cap Stock
Units	554,566	647,126	735,251	900,039	1,097,211
Unit value	$14.68	$11.86	$9.96	$16.12	$15.36
Deathclaim units	448	590	247	392	—
Deathclaim unit value	$11.30	$9.12	$7.65	$12.36	$11.76
Net assets	$8,248,887	$7,772,313	$7,416,741	$14,673,829	$17,039,433
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.04%	0.92%	0.99%	0.29%	0.11%
Total return (c)	23.72 - 23.91%	19.07 - 19.25%	(38.20) - (38.11)%	4.97 - 5.13%	11.55 - 11.79%

Small Cap Index
Units	439,814	520,271	612,229	859,252	1,109,577
Unit value	$15.83	$12.72	$10.26	$15.05	$15.30
Deathclaim units	—	—	1,633	221	490
Deathclaim unit value	$12.24	$9.81	$7.91	$11.58	$11.75
Net assets	$7,013,622	$6,658,194	$6,337,213	$13,005,303	$17,110,788
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.84%	1.99%	1.17%	0.62%	0.74%
Total return (c)	24.50 - 24.69%	23.92 - 24.11%	(31.83) - (31.73)%	(1.60) - (1.45)%	13.50 - 13.64%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Mid Cap Growth II
Units	203,328	249,590	303,181	398,039	482,817
Unit value	$13.69	$10.81	$7.32	$12.92	$10.90
Deathclaim units	312	—	228	—	—
Deathclaim unit value	$14.36	$11.32	$7.66	$13.49	$11.37
Net assets	$2,817,893	$2,726,959	$2,246,821	$5,207,235	$5,331,630
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.00%	0.00%	0.28%	0.46%	0.18%
Total return (c)	26.63 - 26.82%	47.67 - 47.89%	(43.34) - (43.26)%	18.48 - 18.66%	7.39 - 7.57%

Mid Cap Growth
Units	3,410,958	3,931,924	4,581,751	5,706,610	7,339,301
Unit value	$24.53	$19.21	$12.87	$22.10	$18.63
Deathclaim units	5,468	9,595	4,722	3,662	5,386
Deathclaim unit value	$15.06	$11.78	$7.88	$13.51	$11.37
Net assets	$86,214,105	$77,699,126	$60,691,961	$129,505,947	$140,051,524
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.25%	0.02%	1.11%	0.42%	0.11%
Total return (c)	27.70 - 27.89%	49.29 - 49.52%	(41.77) - (41.69)%	18.60 - 18.78%	7.44 - 7.57%

Partner Mid Cap Value
Units	194,054	198,834	221,210	290,674	165,014
Unit value	$13.88	$11.25	$8.60	$13.38	$13.12
Deathclaim units	—	—	134	—	—
Deathclaim unit value	$12.80	$10.36	$7.91	$12.29	$12.03
Net assets	$2,693,071	$2,236,815	$1,902,387	$3,889,308	$2,164,263
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.84%	1.01%	1.45%	0.00%	1.15%
Total return (c)	23.36 - 23.55%	30.88 - 31.08%	(35.76) - (35.67)%	2.02 - 2.17%	14.49 - 14.68%

Mid Cap Stock
Units	644,312	759,922	901,460	1,210,895	1,437,108
Unit value	$16.56	$13.33	$9.69	$16.54	$15.82
Deathclaim units	385	942	385	18	3,387
Deathclaim unit value	$12.55	$10.09	$7.32	$12.47	$11.92
Net assets	$10,924,651	$10,330,453	$8,889,197	$20,297,412	$23,093,255
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.45%	0.57%	1.10%	0.85%	0.33%
Total return (c)	24.21 - 24.40%	37.58 - 37.78%	(41.41) - (41.32)%	4.54 - 4.69%	12.12 - 12.35%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Mid Cap Index
Units	463,429	544,464	646,836	903,865	1,115,867
Unit value	$16.65	$13.37	$9.89	$15.69	$14.74
Deathclaim units	—	334	2,345	220	491
Deathclaim unit value	$13.11	$10.51	$7.76	$12.30	$11.54
Net assets	$7,815,239	$7,363,940	$6,493,233	$14,323,140	$16,608,187
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	1.05%	1.91%	1.39%	0.97%	1.01%
Total return (c)	24.53 - 24.72%	35.20 - 35.40%	(36.99) - (36.90)%	6.44 - 6.60%	8.62 - 8.77%

Partner Worldwide Allocation
Units	625,941	525,448	243,631
Unit value	$8.83	$7.87	$6.05
Deathclaim units	—	—	—
Deathclaim unit value	$8.87	$7.89	$6.05
Net assets	$5,529,192	$4,137,013	$1,472,938
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	1.45%	2.06%	1.24%
Total return (c)	12.19 - 12.36%	30.23 - 30.42%	(39.54) - (39.48)%

Partner International Stock
Units	3,542,744	4,338,008	5,382,874	7,165,238	8,563,525
Unit value	$15.29	$14.21	$11.51	$19.77	$18.08
Deathclaim units	2,681	2,414	5,843	3,140	6,242
Deathclaim unit value	$11.21	$10.41	$8.42	$14.43	$13.18
Net assets	$55,837,110	$63,262,672	$63,632,846	$144,846,684	$157,937,574
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	1.81%	2.26%	4.76%	1.35%	1.49%
Total return (c)	7.59 - 7.75%	23.43 - 23.62%	(41.75) - (41.66)%	9.35 - 9.52%	20.21 - 20.37%

Partner Socially Responsible Stock
Units	27,801	17,772	7,284
Unit value	$10.13	$8.66	$6.45
Deathclaim units	—	—	—
Deathclaim unit value	$10.17	$8.68	$6.46
Net assets	$281,687	$153,885	$47,009
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.13%	0.74%	0.28%
Total return (c)	17.02 - 17.19%	34.17 - 34.37%	(35.46) - (35.40)%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Partner All Cap Growth
Units	108,060	100,482	36,874
Unit value	$9.77	$7.89	$5.30
Deathclaim units	544	—	—
Deathclaim unit value	$9.81	$7.90	$5.31
Net assets	$1,061,539	$792,304	$195,562
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.00%	0.00%	0.00%
Total return (c)	23.96 - 24.15%	48.67 - 48.90%	(46.96) - (46.91)%

Partner All Cap Value
Units	63,201	70,371	52,975
Unit value	$9.09	$7.73	$5.54
Deathclaim units	—	—	—
Deathclaim unit value	$9.13	$7.75	$5.54
Net assets	$574,558	$544,194	$293,337
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.00%	1.62%	2.13%
Total return (c)	17.56 - 17.73%	39.66 - 39.87%	(44.63) - (44.57)%

Partner All Cap
Units	721,384	875,612	1,053,098	1,427,873	1,547,956
Unit value	$11.33	$9.85	$7.75	$13.73	$11.53
Deathclaim units	403	372	613	168	—
Deathclaim unit value	$12.11	$10.51	$8.26	$14.61	$12.25
Net assets	$8,298,432	$8,736,876	$8,304,630	$19,873,203	$17,961,016
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.71%	1.34%	0.73%	0.44%	0.44%
Total return (c)	15.07 - 15.24%	27.08 - 27.27%	(43.53) - (43.45)%	19.04 - 19.22%	14.16 - 14.38%

Large Cap Growth II
Units	194,627	227,030	314,298	402,889	555,960
Unit value	$10.37	$9.68	$7.00	$12.19	$10.58
Deathclaim units	259	—	227	—	—
Deathclaim unit value	$10.91	$10.16	$7.34	$12.76	$11.06
Net assets	$2,064,037	$2,240,275	$2,240,632	$4,988,087	$5,951,210
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.29%	0.55%	0.63%	0.63%	0.64%
Total return (c)	7.16 - 7.32%	38.25 - 38.46%	(42.56) - (42.47)%	15.19 - 15.36%	5.59 - 5.74%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Large Cap Growth
Units	5,318,785	6,261,023	7,363,347	9,083,525	11,769,350
Unit value	$55.62	$50.79	$36.32	$63.31	$54.83
Deathclaim units	40,623	62,487	61,434	56,826	83,460
Deathclaim unit value	$11.28	$10.28	$7.34	$12.78	$11.05
Net assets	$306,797,881	$328,870,771	$276,920,725	$594,208,474	$664,430,594
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.56%	0.75%	1.11%	1.03%	0.54%
Total return (c)	9.52 - 9.68%	39.85 - 40.06%	(42.64) - (42.55)%	15.46 - 15.64%	5.56 - 5.74%

Partner Growth Stock
Units	603,472	707,504	922,553	1,303,592	1,529,931
Unit value	$12.93	$11.21	$7.92	$13.83	$12.80
Deathclaim units	3,242	1,006	535	1,284	3,097
Deathclaim unit value	$12.00	$10.39	$7.32	$12.78	$11.81
Net assets	$7,937,464	$8,023,731	$7,382,509	$18,197,605	$19,764,635
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.02%	0.31%	0.77%	0.51%	0.22%
Total return (c)	15.35 - 15.52%	41.60 - 41.82%	(42.77) - (42.68)%	8.07 - 8.23%	11.99 - 12.16%

Large Cap Value
Units	2,685,115	3,186,158	3,880,709	5,116,247	6,184,943
Unit value	$12.24	$10.99	$9.17	$14.12	$13.64
Deathclaim units	2,984	1,568	1,583	2,272	9,084
Deathclaim unit value	$11.15	$10.00	$8.33	$12.81	$12.35
Net assets	$33,551,240	$35,614,980	$36,218,492	$73,280,374	$85,556,089
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	1.30%	1.78%	3.50%	1.22%	1.19%
Total return (c)	11.38 - 11.55%	19.78 - 19.96%	(35.05) - (34.95)%	3.54 - 3.69%	17.48 - 17.62%

Large Cap Stock
Units	1,331,774	1,650,308	2,055,676	2,728,381	3,396,559
Unit value	$10.94	$9.98	$7.91	$12.83	$12.06
Deathclaim units	2,309	836	228	1,567	—
Deathclaim unit value	$10.52	$9.58	$7.58	$12.28	$11.53
Net assets	$14,967,952	$16,831,175	$16,577,294	$35,603,934	$41,493,676
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.70%	0.93%	2.91%	1.13%	0.81%
Total return (c)	9.61 - 9.77%	26.19 - 26.38%	(38.37) - (38.27)%	6.39 - 6.55%	10.74 - 10.87%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Large Cap Index
Units	943,154	1,136,127	1,415,082	1,897,500	2,273,859
Unit value	$12.32	$10.86	$8.70	$13.99	$13.45
Deathclaim units	—	623	2,158	—	264
Deathclaim unit value	$10.97	$9.66	$7.73	$12.41	$11.91
Net assets	$11,795,766	$12,487,291	$12,469,569	$26,841,007	$30,979,628
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	1.89%	3.12%	2.31%	1.68%	1.72%
Total return (c)	13.38 - 13.55%	24.82 - 25.01%	(37.81) - (37.72)%	4.01 - 4.17%	14.08 - 14.30%

Equity Income Plus
Units	107,038	40,243	40,698
Unit value	$9.27	$8.07	$6.99
Deathclaim units	—	—	—
Deathclaim unit value	$9.31	$8.09	$7.00
Net assets	$992,537	$324,598	$284,461
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	3.19%	1.62%	2.34%
Total return (c)	14.96 - 15.13%	15.40 - 15.57%	(30.10) - (30.03)%

Balanced
Units	479,444	580,663	762,073	1,008,314	1,232,782
Unit value	$13.37	$11.93	$9.91	$13.55	$12.99
Deathclaim units	—	916	—	1,244	2,011
Deathclaim unit value	$11.77	$10.49	$8.70	$11.87	$11.37
Net assets	$6,647,641	$7,126,444	$7,737,043	$13,935,393	$16,297,326
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	2.59%	4.45%	3.69%	3.06%	3.04%
Total return (c)	12.06 - 12.22%	20.43 - 20.61%	(26.87) - (26.76)%	4.31 - 4.47%	10.18 - 10.39%

High Yield
Units	3,420,616	4,068,012	4,745,863	5,920,639	7,577,837
Unit value	$39.13	$34.53	$24.33	$31.16	$30.66
Deathclaim units	12,197	8,734	17,457	12,701	37,854
Deathclaim unit value	$14.24	$12.55	$8.83	$11.29	$11.09
Net assets	$139,514,142	$145,776,327	$120,160,596	$191,380,523	$240,544,353
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	8.20%	9.14%	8.96%	8.06%	7.97%
Total return (c)	13.32 - 13.49%	41.92 - 42.13%	(21.92) - (21.81)%	1.62 - 1.77%	9.07 - 9.26%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Diversified Income Plus
Units	518,773	529,417	609,308	958,713	637,398
Unit value	$16.98	$14.81	$11.26	$14.83	$15.14
Deathclaim units	244	501	5,189	—	—
Deathclaim unit value	$12.94	$11.28	$8.56	$11.26	$11.48
Net assets	$9,166,660	$8,166,545	$7,153,063	$14,604,640	$9,926,191
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	4.89%	7.75%	6.56%	2.02%	3.47%
Total return (c)	14.58 - 14.75%	31.61 - 31.81%	(24.08) - (23.96)%	(2.07) - (1.96)%	12.99 - 13.21%

Partner Socially Responsible Bond
Units	56,079	28,655	21,119
Unit value	$11.96	$11.19	$10.19
Deathclaim units	—	—	—
Deathclaim unit value	$12.01	$11.22	$10.20
Net assets	$670,618	$320,633	$215,259
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	3.13%	3.44%	2.92%
Total return (c)	6.87 - 7.03%	9.78 - 9.95%	1.93 - 2.03%

Income
Units	3,705,433	4,394,057	5,278,733	6,663,742	8,259,452
Unit value	$37.27	$33.78	$28.15	$31.93	$31.10
Deathclaim units	20,789	38,968	55,587	36,181	35,384
Deathclaim unit value	$12.67	$11.47	$9.55	$10.81	$10.51
Net assets	$143,580,330	$154,026,824	$154,565,885	$220,216,576	$265,138,177
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	5.04%	5.77%	5.71%	5.30%	5.19%
Total return (c)	10.33 - 10.50%	19.97 - 20.15%	(11.82) - (11.68)%	2.65 - 2.81%	4.26 - 4.37%

Bond Index
Units	595,944	682,826	763,761	945,960	1,070,117
Unit value	$13.94	$12.90	$12.02	$12.26	$11.73
Deathclaim units	—	—	—	3,916	—
Deathclaim unit value	$12.39	$11.45	$10.66	$10.85	$10.37
Net assets	$8,451,487	$8,907,401	$9,332,242	$11,734,077	$12,712,337
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	3.13%	3.98%	4.88%	4.88%	4.72%
Total return (c)	8.04 - 8.20%	7.29 - 7.45%	(1.91) - (1.76)%	4.52 - 4.68%	2.89 - 3.08%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Limited Maturity Bond
Units	1,658,753	1,934,019	2,294,989	2,995,120	3,622,100
Unit value	$12.61	$12.11	$10.74	$11.60	$11.28
Deathclaim units	4,543	1,964	1,747	2,755	7,387
Deathclaim unit value	$11.68	$11.20	$9.92	$10.70	$10.39
Net assets	$21,739,888	$24,083,695	$25,344,099	$35,576,700	$41,761,721
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	3.25%	4.14%	4.56%	4.75%	4.44%
Total return (c)	4.10 - 4.26%	12.79 - 12.96%	(7.48) - (7.34)%	2.86 - 3.02%	3.39 - 3.59%

Mortgage Securities
Units	173,261	212,752	252,949	329,303	408,617
Unit value	$13.16	$11.87	$10.62	$11.30	$10.86
Deathclaim units	109	—	—	2,295	—
Deathclaim unit value	$12.68	$11.42	$10.20	$10.84	$10.41
Net assets	$2,334,494	$2,580,067	$2,747,200	$3,818,822	$4,527,254
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	3.42%	3.56%	4.54%	4.99%	4.98%
Total return (c)	10.87 - 11.03%	11.79 - 11.95%	(6.00) - (5.86)%	3.96 - 4.12%	3.53 - 3.69%

Money Market
Units	8,671,241	13,592,675	24,029,840	22,193,342	19,629,320
Unit value	$1.98	$2.00	$2.02	$1.98	$1.91
Deathclaim units	89,159	21,594	14,700	26,736	117,730
Deathclaim unit value	$1.09	$1.10	$1.11	$1.09	$1.04
Net assets	$17,927,747	$27,999,740	$49,397,201	$44,876,774	$38,398,262
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.00%	0.51%	2.91%	5.05%	4.74%
Total return (c)	(1.09) - (0.95)%	(0.67) - (0.52)%	1.83 - 1.98%	4.02 - 4.18%	2.97 - 3.80%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period. The total return is calculated using accumulation unit values.

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Part A: None.

Part B: Financial Statements of Thrivent Life Insurance Company. (5)

Financial Statements of TLIC Variable Annuity Account A. (5)

(b)	Exhibits:

1.	Resolution of the Board of Directors of Thrivent Life Insurance Company (“Depositor”) authorizing the establishment of TLIC Variable Annuity Account A (“Registrant”). (1)

2.	Not Applicable.

3.	(a) Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”). (2)

(b) Form of Agreement between Thrivent Investment Management Inc. and Registered Representatives (*)

4.	(a) Form of Contract. (1)

(b) 403(b) Tax Sheltered Annuity Endorsement (4)

(c) Individual Retirement Annuity Endorsement (4)

(d) Roth Individual Retirement Annuity Endorsement (4)

5.	Contract Application Form. (1)

6.	(a) Articles of Incorporation of Depositor. (1)

(b) Bylaws of Depositor. (1)

7.	Not Applicable.

8.	(a) (i) Master Services Agreement among Thrivent Life, and Thrivent Financial for Lutherans. (4)

(a) (ii) First Amendment to Master Services Agreement of January 1, 2006. (5)

(a) (iii) Second Amendment to Master Services Agreement of January 1, 2006. (5)

(b) Participation Agreement of Thrivent Life Insurance Company and the Fund (3)

9.	Opinion of Counsel as to the legality of the securities being registered (including written consent). (5)

10.	Consent of Independent Registered Public Accounting Firm—Ernst & Young LLP. (5)

11.	Not Applicable.

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12.	Not Applicable.

13.	Powers of Attorney for Bradford L. Hewitt, Karl D. Anderson, Karen L. Larson, Susan Oberman Smith, Paul B. Zastrow. (5)

14.	Description of Offers to Exchange Variable Annuity Contracts (4)

(1)	Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, file no. 33-15974, Accession No. 0000819085-98-000009 filed on April 30, 1998.

(2)	Incorporated by reference from Post-Effective Amendment No. 28 to the registration statement of TLIC Variable Annuity Account A, file no. 33-15974, Accession No. 0000819085-03-000007 filed on April 30, 2003.

(3)	Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of TLIC Variable Insurance Account A, file no. 33-3243, Accession No. 0000789545-04-000010 filed on April 19, 2004.

(4)	Incorporated by reference from Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, file no. 33-15974, Accession No. 0001193125-10-086265 filed on April 19, 2010.

(5)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable life operations, other officers of Depositor, are listed below. Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Depositor
Bradford L. Hewitt	President, Chairman and Director

Karl D. Anderson	Director and Vice President, Products

Susan Oberman Smith	Director, Vice President and Corporate Actuarial

Paul B. Zastrow	Director, Vice President and Treasurer

James A. Thomsen	Senior Vice President

2

Russell W. Swansen	Senior Vice President and Chief Investment Officer

James M. Odland	Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary

Kathleen M. Koelling 4321 N. Ballard Road Appleton, WI 54919	Privacy Officer and Anti-Money Laundering Officer

Mark L. Simenstad	Vice President

Mark O. Swenson	Vice President

Rhonda R. Fenner 4321 N. Ballard Road Appleton, WI 54919	Vice President, Field Interaction

Steven H. C. Lee	Senior Portfolio Manager

Karen L. Larson	Director

David J. Christianson	Director of Inforce Product Management and Contract Forms

Kelly J.R. Bretz	Director, Pricing and Financial Evaluation

Rodney D. Bacon	Assistant Treasurer

Joseph E. Barnes	Assistant Treasurer

Daniel L. Theobold	Director, Protection Product Management

Cynthia J. Nigbur	Assistant Secretary

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Item 26.	Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 1984 pursuant to the laws of the State of Minnesota. The Depositor is a stock life insurance company organized under the laws of the State of Minnesota. The Depositor is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), which is a fraternal benefit society organized under the laws of the State of Wisconsin. Thrivent Financial has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be presented on a consolidated basis.

Thrivent Financial Entities	Primary Business	State of Incorporation

Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware

Thrivent Financial Bank	Federally chartered bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware

Thrivent Asset Management, LLC[1]	Investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Service Organization, Inc.	Organized for the purpose of owning bank account withdrawal authorizations	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance company	Minnesota

Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota

Thrivent Financial Lifelong Resources Inc.	Not formally engaged in business	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

White Rose GP I, LLC[2]	General partner	Delaware

White Rose Fund I Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware

Thrivent White Rose Fund II Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware

Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware

Thrivent White Rose Fund IV Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware

SNI Holdco Inc.[4]	Holding company with no independent operations	Delaware

SNI Companies[5]	Professional staffing company	Delaware

Gold Ring Holdings, LLC	Investment subsidiary	Delaware

[1]

Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Investment Management Inc. (“TIMI”) and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. TIMI and TLIC own respectively 60% and 40% of TAM’s membership interests.

[2]	Thrivent Financial owns a majority interest in the limited liability company.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Majority-owned subsidiary of Thrivent Financial.
[5]	Wholly owned subsidiary of SNI Holdco Inc.

The subsidiaries of Thrivent Financial are shown above. In addition the Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

1.	Thrivent Variable Life Account I

2.	Thrivent Variable Insurance Account A

3.	Thrivent Variable Annuity Account I

4.	Thrivent Variable Annuity Account II

5.	Thrivent Variable Annuity Account A

6.	Thrivent Variable Annuity Account B

7.	TLIC Variable Insurance Account A

8.	TLIC Variable Insurance Account B

9.	TLIC Variable Annuity Account A

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Item 27.	Number of Contract Owners

There were 27,318 qualified and 13,694 non-qualified contracts at March 31, 2011.

Item 28.	Indemnification

Section 4.01 of Depositor’s Bylaws; Article VIII of the Fund’s Articles of Incorporation; Article X of the Fund’s Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Funds, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Thrivent Financial contain provisions in which the Funds and Thrivent Financial mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, Thrivent Financial, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, Thrivent Financial, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 29.	Principal Underwriters

a.	Other Activity. Thrivent Investment Management Inc. is the principal underwriter of the contracts.

b.	Management. The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.

c.

Name and Principal Business Address	Positions and Offices with Underwriter
James A. Thomsen	Director and President

Karen L. Larson	Director and Vice President

Randall L. Boushek	Director

Nikki L. Sorum	Vice President

Andrea C. Golis	Chief Compliance Officer

Kathleen M. Koelling 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Privacy Officer and Anti-Money Laundering Officer

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Kurt S. Tureson	Director of Affiliate Financial Management Corporate Accounting and Chief Financial Officer and Treasurer

Michael J. Fuehrmeyer 7197 Golfview Court Yorkville, IL 60560	Vice President

Michael J. Haglin	Vice President

Rhonda R. Fenner 4321 North Ballard Road Appleton, WI 54919	Vice President

Knut A. Olson	Vice President

Timothy P. Schmidt 701 Xenia Avenue S Suite 550 Golden Valley, MN 55416 - 1078	Vice President

Eric W. Verseman	Vice President

Eric J. Grinde	Asistant Vice President

David J. Kloster	Assistant Vice President

Jennifer J. Pope 4321 North Ballard Road Appleton, WI 54919	Assistant Vice President

Ryan O. Hill	Assistant Vice President

Cynthia J. Nigbur	Assistant Secretary

c.	Compensation from Registrant. Not applicable.

Item 30.	Location of Accounts and Records

The accounts and records of Registrant are located at the offices of the Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415; and 4321 North Ballard Road, Appleton, Wisconsin 54919-0001.

Item 31.	Management Services

Not Applicable.

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Item 32.	Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Thrivent Life Insurance Company hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-15974, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Life Insurance Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 18th day of April, 2011.

TLIC VARIABLE ANNUITY ACCOUNT A
(Registrant)

By THRIVENT LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Bradford L. Hewitt
Bradford L. Hewitt
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of April, 2011.

/s/ Bradford L. Hewitt	President, Chief Executive Officer and Director
Bradford L. Hewitt	(Chief Executive Officer)

/s/ Paul B. Zastrow	Vice President and Treasurer
Paul B. Zastrow	(Principal Financial Officer and Principal Accounting Officer)

A Majority of the Board of Directors:*

Karl D. Anderson

Bradford L. Hewitt

Karen L. Larson

Susan Oberman Smith

Paul B. Zastrow

*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Life Insurance Company pursuant to a power of attorney duly executed by such persons filed herewith.

/s/ James M. Odland	April 18, 2011
James M. Odland Attorney-in-Fact

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INDEX TO EXHIBITS

TLIC VARIABLE ANNUITY ACCOUNT A

EXHIBIT NO.
EX-3(b)	Form of Agreement between Thrivent Investment Management Inc. and Registered Representative.

EX-8(a)(ii)	First Amendment to Master Services Agreement of January 1, 2006

EX-8(a)(iii)	Second Amendment to Master Services Agreement of January 1, 2006

EX-10	Consent of Independent Registered Public Accounting Firm—Ernst & Young LLP.

EX-13	Power of Attorney for: Bradford L. Hewitt Karl D. Anderson Karen L. Larson Susan Oberman Smith Paul B. Zastrow

EX-14	Consent of Counsel.

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